UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

July 31, 2013 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 57.8%
Industrial - 48.7%
Basic - 4.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	2,064	$2,187,840
AK Steel Corp.
7.625%, 5/15/20 (b)		3,535	3,004,750
8.75%, 12/01/18 (a)		3,402	3,606,120
Aleris International, Inc.
7.625%, 2/15/18		5,443	5,715,150
7.875%, 11/01/20		6,095	6,369,275
ArcelorMittal
6.00%, 3/01/21		575	579,313
6.75%, 2/25/22 (b)		7,500	7,762,500
9.50%, 2/15/15		730	803,000
ArcelorMittal USA LLC
6.50%, 4/15/14		1,565	1,617,492
Arch Coal, Inc.
7.00%, 6/15/19 (b)		3,500	2,861,250
7.25%, 6/15/21 (b)		4,402	3,554,615
Ashland, Inc.
4.75%, 8/15/22 (a)		1,800	1,777,500
Axiall Corp.
4.875%, 5/15/23 (a)		2,433	2,311,350
Calcipar SA
6.875%, 5/01/18 (a)		1,301	1,346,535
Celanese US Holdings LLC
4.625%, 11/15/22		2,500	2,418,750
6.625%, 10/15/18		644	687,470
Commercial Metals Co.
4.875%, 5/15/23		6,444	5,992,920
6.50%, 7/15/17		3,844	4,141,910
7.35%, 8/15/18		2,644	2,908,400
Consol Energy, Inc.
8.00%, 4/01/17		2,000	2,132,500
8.25%, 4/01/20		3,000	3,232,500
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		584	560,640
GrafTech International Ltd.
6.375%, 11/15/20 (a)		4,224	4,234,560
Huntsman International LLC
8.625%, 3/15/21		3,900	4,397,250
Ineos Finance PLC
8.375%, 2/15/19 (a)		3,500	3,841,250
James River Coal Co.
7.875%, 4/01/19		600	241,500
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		2,760	2,746,200
Kerling PLC
10.625%, 2/01/17 (a)	EUR	6,635	9,378,552
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)	U.S.$	23,308	22,841,840

		Principal Amount (000)	U.S. $ Value
Molycorp, Inc.
3.25%, 6/15/16 (b)	U.S.$	2,828	$2,057,370
10.00%, 6/01/20		7,363	7,455,037
Momentive Performance Materials, Inc.
8.875%, 10/15/20		13,192	14,049,480
11.50%, 12/01/16 (c)		944	767,000
New World Resources NV
7.875%, 5/01/18 (a)(b)	EUR	3,221	2,656,736
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	2,741	2,741,000
8.625%, 11/01/19		2,383	2,633,215
Novelis, Inc./GA
8.75%, 12/15/20		7,000	7,717,500
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18 (a)		2,183	2,423,130
Peabody Energy Corp.
6.00%, 11/15/18		1,625	1,661,562
6.25%, 11/15/21 (b)		7,901	7,742,980
7.875%, 11/01/26		50	50,750
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20 (a)		4,528	4,482,720
Polymer Group, Inc.
7.75%, 2/01/19		9,800	10,461,500
Polypore International, Inc.
7.50%, 11/15/17		1,635	1,724,925
PQ Corp.
8.75%, 5/01/18 (a)		8,961	9,476,257
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,910	1,981,625
8.25%, 1/15/21 (a)		1,333	1,349,662
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17 (a)		10,320	10,732,800
11.25%, 10/15/18 (a)		5,417	5,525,340
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	3,440	4,997,799
SPCM SA
5.50%, 6/15/20		8,130	11,572,848
Steel Dynamics, Inc.
5.25%, 4/15/23 (a)	U.S.$	3,955	3,875,900
6.125%, 8/15/19 (a)		800	844,000
6.375%, 8/15/22 (a)		4,749	4,986,450
7.625%, 3/15/20		2,500	2,696,875
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		4,754	5,039,240
TPC Group, Inc.
8.75%, 12/15/20 (a)		16,275	17,088,750
United States Steel Corp.
6.65%, 6/01/37		4,037	3,370,895
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV
5.75%, 2/01/21 (a)	EUR	1,202	1,607,076
7.375%, 5/01/21 (a)	U.S.$	6,003	6,220,609
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (b)		1,726	681,770

			273,925,733

		Principal Amount (000)	U.S. $ Value
Capital Goods - 4.9%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21 (a)	U.S.$	3,490	$3,481,275
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	2,144	2,973,492
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	2,350	2,502,750
9.125%, 10/15/20 (a)		2,500	2,712,500
9.25%, 10/15/20 (a)	EUR	1,198	1,705,322
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.875%, 11/15/22 (a)	U.S.$	1,374	1,336,215
5.00%, 11/15/22 (a)	EUR	1,957	2,551,425
7.375%, 10/15/17 (a)(b)		5,500	7,792,525
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	3,698	3,813,563
6.875%, 10/01/20		2,480	2,697,000
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)		5,400	5,616,000
Berry Plastics Corp.
9.75%, 1/15/21		5,000	5,850,000
Bombardier, Inc.
5.75%, 3/15/22 (a)		5,800	5,858,000
6.125%, 1/15/23 (a)		4,000	4,090,000
7.45%, 5/01/34 (a)		1,105	1,127,100
7.75%, 3/15/20 (a)		2,558	2,922,515
Building Materials Corp. of America
6.75%, 5/01/21 (a)		3,500	3,745,000
6.875%, 8/15/18 (a)		1,540	1,640,100
7.00%, 2/15/20 (a)		985	1,053,950
7.50%, 3/15/20 (a)		1,898	2,040,350
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,485,340
5.25%, 8/01/20		800	820,000
CNH America LLC
7.25%, 1/15/16		997	1,091,715
CNH Capital LLC
6.25%, 11/01/16		1,425	1,556,813
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23 (a)		5,055	4,713,788
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	1,295	1,850,773
GenCorp, Inc.
7.125%, 3/15/21 (a)	U.S.$	2,513	2,651,215

		Principal Amount (000)	U.S. $ Value
Graphic Packaging International, Inc.
7.875%, 10/01/18	U.S.$	2,000	$2,175,000
Griffon Corp.
7.125%, 4/01/18		1,604	1,688,210
HD Supply, Inc.
7.50%, 7/15/20 (a)		4,000	4,240,000
10.50%, 1/15/21		14,795	15,238,850
11.50%, 7/15/20		5,038	5,976,328
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (a)	EUR	2,420	4,064,552
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	1,511	1,646,990
7.125%, 3/15/21		2,186	2,404,600
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	672	940,930
KUKA AG
8.75%, 11/15/17 (a)		2,358	3,505,559
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	2,758,800
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		3,750	3,815,625
8.50%, 11/01/20		5,474	6,158,250
9.50%, 2/15/18		216	233,280
Masco Corp.
5.95%, 3/15/22		5,800	6,206,000
6.125%, 10/03/16		2,315	2,581,225
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		3,458	3,527,160
Nortek, Inc.
8.50%, 4/15/21		6,025	6,522,062
OI European Group BV
6.75%, 9/15/20 (a)	EUR	1,500	2,279,887
Ply Gem Industries, Inc.
8.25%, 2/15/18	U.S.$	2,998	3,230,345
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		3,000	3,240,000
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,660	3,697,974
Rexel SA
5.125%, 6/15/20 (a)		2,271	3,096,755
5.25%, 6/15/20 (a)	U.S.$	4,896	4,871,520
6.125%, 12/15/19 (a)		2,194	2,276,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		2,779	2,827,633
7.125%, 4/15/19		712	760,060
7.875%, 8/15/19		4,653	5,118,300
8.25%, 2/15/21 (c)		6,275	6,384,812
8.50%, 5/15/18 (c)		4,050	4,212,000
9.00%, 4/15/19		2,638	2,743,520
9.875%, 8/15/19		6,304	6,808,320
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		5,195	5,350,850

		Principal Amount (000)	U.S. $ Value
Sealed Air Corp.
6.50%, 12/01/20 (a)	U.S.$	387	$417,960
6.875%, 7/15/33 (a)		8,059	7,656,050
8.125%, 9/15/19 (a)		3,870	4,315,050
8.375%, 9/15/21 (a)		1,773	2,012,355
Sequa Corp.
7.00%, 12/15/17 (a)		3,425	3,425,000
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (a)		10,943	11,462,792
SRA International, Inc.
11.00%, 10/01/19		5,184	5,378,400
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		2,720	2,910,400
Terex Corp.
6.00%, 5/15/21		4,165	4,269,125
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	110,000
TransDigm, Inc.
7.75%, 12/15/18		6,670	7,111,887
United Rentals North America, Inc.
7.625%, 4/15/22		4,820	5,374,300
8.25%, 2/01/21		4,500	5,028,750
8.375%, 9/15/20 (b)		5,710	6,295,275
10.25%, 11/15/19		2,000	2,270,000
USG Corp.
6.30%, 11/15/16		1,910	1,976,850
Wienerberger AG
6.50%, 2/09/17	EUR	2,900	3,565,423

			285,840,015

Communications - Media - 6.2%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	8,115	8,774,344
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,766	11,039,004
Cablevision Systems Corp.
8.00%, 4/15/20	U.S.$	7,827	8,844,510
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		1,474	1,378,190
6.50%, 4/30/21		2,070	2,126,925
7.25%, 10/30/17		1,250	1,328,125
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	795	1,110,510
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)	U.S.$	6,847	6,573,120
6.375%, 9/15/20 (a)		5,197	5,365,902
CET 21 Spol Sro
9.00%, 11/01/17 (a)	EUR	3,411	4,946,228
Clear Channel Communications, Inc.
7.25%, 10/15/27	U.S.$	2,955	2,134,988
9.00%, 12/15/19-3/01/21		11,417	11,292,007
10.75%, 8/01/16		3,301	3,053,425

		Principal Amount (000)	U.S. $ Value
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	U.S.$	2,230	$2,308,050
Series WI
6.50%, 11/15/22		6,270	6,552,150
Series A
7.625%, 3/15/20		885	924,825
Series B
7.625%, 3/15/20		7,016	7,401,880
Columbus International, Inc.
11.50%, 11/20/14 (a)		16,683	18,017,640
Crown Media Holdings, Inc.
10.50%, 7/15/19		9,278	10,368,165
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		4,005	4,075,087
Dex Media, Inc.
12.00%, 1/29/17 (d)		4,488	2,962,401
DigitalGlobe, Inc.
5.25%, 2/01/21 (a)		1,534	1,449,630
DISH DBS Corp.
4.625%, 7/15/17		4,000	4,050,000
5.00%, 3/15/23		4,100	3,843,750
6.75%, 6/01/21		1,500	1,590,000
7.125%, 2/01/16		1,250	1,368,750
Griffey Intermediate, Inc./Griffey Finance Sub LLC
7.00%, 10/15/20 (a)		10,045	9,793,875
Hughes Satellite Systems Corp.
7.625%, 6/15/21		5,725	6,197,312
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (a)		10,159	9,752,640
7.25%, 10/15/20		7,625	8,254,062
7.50%, 4/01/21		1,965	2,139,394
Intelsat Luxembourg SA
7.75%, 6/01/21 (a)		2,400	2,526,000
8.125%, 6/01/23 (a)		2,067	2,222,025
Lamar Media Corp.
5.00%, 5/01/23		3,714	3,556,155
5.875%, 2/01/22		4,000	4,120,000
7.875%, 4/15/18		1,000	1,077,500
LIN Television Corp.
6.375%, 1/15/21		2,391	2,486,640
8.375%, 4/15/18		2,750	2,956,250
Local TV Finance LLC
9.25%, 6/15/15 (a)		3,360	3,410,400
Lynx II Corp.
7.00%, 4/15/23 (a)	GBP	2,085	3,259,824
McClatchy Co. (The)
9.00%, 12/15/22 (a)	U.S.$	4,228	4,566,240
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,000	1,007,500
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,027,725
9.125%, 8/15/19		1,800	1,971,000
New York Times Co. (The)
6.625%, 12/15/16		2,200	2,428,294

		Principal Amount (000)	U.S. $ Value
Nexstar Broadcasting, Inc.
6.875%, 11/15/20 (a)	U.S.$	3,287	$3,402,045
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, 4/15/17		2,021	2,187,733
Norcell 1B AB
12.40%, 12/01/19 (a)(d)	EUR	8,916	12,157,443
Numericable Finance & Co., SCA
12.375%, 2/15/19 (a)		2,700	4,274,414
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	2,000	1,955,000
7.75%, 3/15/16		3,530	3,587,363
RR Donnelley & Sons Co.
7.25%, 5/15/18		4,801	5,173,077
8.25%, 3/15/19 (b)		3,000	3,315,000
Sinclair Television Group, Inc.
5.375%, 4/01/21		7,468	7,299,970
6.125%, 10/01/22		7,058	7,128,580
8.375%, 10/15/18		1,710	1,851,075
9.25%, 11/01/17 (a)		3,430	3,635,800
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		914	840,880
5.25%, 8/15/22 (a)		4,526	4,378,905
8.75%, 4/01/15 (a)		3,500	3,946,250
Technicolor SA
5.75%, 9/25/15 (e)(f)	EUR	925	615
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		5,000	7,014,403
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (a)		2,500	3,500,483
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	15,223	16,212,495
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	3,000	3,944,754
5.50%, 1/15/23 (a)	U.S.$	8,392	8,161,220
7.50%, 3/15/19 (a)		1,029	1,111,320
7.50%, 3/15/19 (a)	EUR	1,263	1,815,844
Univision Communications, Inc.
5.125%, 5/15/23 (a)(b)	U.S.$	2,625	2,572,500
6.75%, 9/15/22 (a)		6,505	6,992,875
6.875%, 5/15/19 (a)		7,395	7,894,162
7.875%, 11/01/20 (a)		3,015	3,308,963
8.50%, 5/15/21 (a)		7,615	8,376,500
UPC Holding BV
6.375%, 9/15/22 (a)	EUR	4,000	5,320,336
8.375%, 8/15/20 (a)		3,000	4,390,155
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	2,615	2,798,050
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		473	501,380

		Principal Amount (000)	U.S. $ Value
Valassis Communications, Inc.
6.625%, 2/01/21	U.S.$	1,325	$1,278,625
Virgin Media Finance PLC
8.375%, 10/15/19		4,650	5,056,875
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		1,345	1,482,863

			362,500,395

Communications - Telecommunications - 2.6%
CenturyLink, Inc.
Series V
5.625%, 4/01/20		2,500	2,556,250
Cincinnati Bell, Inc.
8.375%, 10/15/20		1,600	1,688,000
8.75%, 3/15/18 (b)		4,650	4,836,000
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		5,640	5,978,400
Cricket Communications, Inc.
7.75%, 10/15/20		1,184	1,346,800
Crown Castle International Corp.
5.25%, 1/15/23		6,667	6,416,987
7.125%, 11/01/19		2,500	2,693,750
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (g)	CAD	2,500	2,335,946
eAccess Ltd.
8.25%, 4/01/18 (a)	U.S.$	3,648	3,994,560
Eircom Finance Ltd.
9.25%, 5/15/20 (a)(b)	EUR	2,455	3,053,719
Frontier Communications Corp.
7.125%, 1/15/23 (b)	U.S.$	1,250	1,237,500
7.625%, 4/15/24		2,001	2,021,010
8.125%, 10/01/18		1,600	1,784,000
8.50%, 4/15/20 (b)		1,650	1,831,500
9.00%, 8/15/31		1,600	1,568,000
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	830	1,115,232
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	3,207	3,455,543
Level 3 Financing, Inc.
7.00%, 6/01/20		7,000	7,262,500
8.625%, 7/15/20		3,465	3,811,500
9.375%, 4/01/19		4,135	4,589,850
10.00%, 2/01/18		2,200	2,376,000
MetroPCS Wireless, Inc.
6.625%, 11/15/20		6,311	6,626,550
6.625%, 4/01/23 (a)		6,000	6,120,000
7.875%, 9/01/18		3,000	3,255,000
Mobile Challenger Intermediate Group SA
8.75%, 3/15/19 (a)(d)	CHF	2,250	2,400,859
8.75%, 3/15/19 (a)(d)	EUR	1,800	2,376,718
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	2,675	3,002,688

		Principal Amount (000)	U.S. $ Value
SBA Communications Corp.
5.625%, 10/01/19	U.S.$	3,846	$3,874,845
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,222,915
Sprint Capital Corp.
6.875%, 11/15/28		1,142	1,050,640
Sprint Communications, Inc.
6.00%, 11/15/22		5,250	5,053,125
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	2,500	3,591,945
Sunrise Communications International SA
7.00%, 12/31/17 (a)		800	1,133,458
tw telecom holdings, Inc.
5.375%, 10/01/22	U.S.$	4,964	4,988,820
8.00%, 3/01/18		4,824	5,131,530
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,258,400
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		2,931	3,004,275
11.75%, 7/15/17 (a)		9,800	10,339,000
Windstream Corp.
6.375%, 8/01/23		3,266	3,102,700
7.50%, 6/01/22-4/01/23		7,575	7,789,125
7.75%, 10/15/20-10/01/21		3,754	3,998,010
8.125%, 8/01/13-9/01/18		3,652	3,770,625

			154,044,275

Consumer Cyclical - Automotive - 2.3%
Accuride Corp.
9.50%, 8/01/18 (b)		6,051	6,270,349
Affinia Group, Inc.
7.75%, 5/01/21 (a)		8,952	9,220,560
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		10,299	10,994,182
American Axle & Manufacturing, Inc.
6.625%, 10/15/22 (b)		2,925	3,093,187
Banque PSA Finance SA
4.375%, 4/04/16 (a)		1,500	1,529,775
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		6,600	6,600,000
Cooper Tire & Rubber Co.
8.00%, 12/15/19		2,068	2,181,740
Dana Holding Corp.
5.375%, 9/15/21		1,198	1,200,995
6.00%, 9/15/23		3,683	3,692,207
6.50%, 2/15/19		675	720,563
6.75%, 2/15/21		638	681,065
Delphi Corp.
5.875%, 5/15/19		1,278	1,357,875
6.125%, 5/15/21		957	1,045,523
Exide Technologies
8.625%, 2/01/18 (e)		9,375	5,519,531
General Motors Financial Co., Inc.
4.25%, 5/15/23 (a)		1,741	1,671,360
6.75%, 6/01/18		1,640	1,828,600

		Principal Amount (000)	U.S. $ Value
Gestamp Funding Luxembourg SA
5.625%, 5/31/20 (a)	U.S.$	2,899	$2,805,673
5.875%, 5/31/20 (a)	EUR	1,056	1,383,777
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)		2,100	2,986,223
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	707,000
8.75%, 8/15/20		2,829	3,338,220
LKQ Corp.
4.75%, 5/15/23 (a)		12,347	11,837,686
Meritor, Inc.
4.00%, 2/15/27 (h)		900	834,750
6.75%, 6/15/21		5,325	5,298,375
7.875%, 3/01/26 (a)		4,250	5,384,219
8.125%, 9/15/15		2,710	3,011,515
10.625%, 3/15/18		1,500	1,635,000
Navistar International Corp.
8.25%, 11/01/21		6,098	6,235,205
Schaeffler Finance BV
8.50%, 2/15/19 (a)		6,081	6,810,720
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(d)		8,139	8,302,096
6.875%, 8/15/18 (a)(d)	EUR	3,174	4,306,981
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	3,700	3,996,000
7.75%, 8/15/18		1,143	1,228,725
Titan International, Inc.
7.875%, 10/01/17 (a)		1,979	2,102,688
UCI International, Inc.
8.625%, 2/15/19		5,127	5,255,175

			135,067,540

Consumer Cyclical - Entertainment - 0.6%
AMC Entertainment, Inc.
8.75%, 6/01/19		4,479	4,848,517
9.75%, 12/01/20		2,076	2,366,640
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		3,500	3,885,000
Greektown Holdings LLC
10.75%, 12/01/13 (f)(i)(j)		715	0
Liberty Interactive LLC
3.75%, 2/15/30		2,357	1,431,878
NAI Entertainment Holdings LLC
5.00%, 8/01/18 (a)		2,935	2,935,000
8.25%, 12/15/17 (a)		3,710	4,002,162
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(d)		4,250	4,250,000
Pinnacle Entertainment, Inc.
8.625%, 8/01/17		260	271,050
8.75%, 5/15/20		271	293,358
Regal Entertainment Group
5.75%, 6/15/23 (b)		5,454	5,310,832
5.75%, 2/01/25		2,240	2,150,400
9.125%, 8/15/18		3,371	3,724,955

			35,469,792

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 2.2%
Boyd Gaming Corp.
9.125%, 12/01/18	U.S.$	4,500	$4,792,500
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		1,935	1,035,225
11.25%, 6/01/17		1,350	1,403,156
Chester Downs & Marina LLC
9.25%, 2/01/20 (a)		3,222	3,189,780
Choice Hotels International, Inc.
5.75%, 7/01/22		517	542,850
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		8,086	8,571,160
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,080,000
6.50%, 4/15/16		1,000	1,095,000
GWR Operating Partnership LLP
10.875%, 4/01/17		3,500	3,915,625
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		2,950	3,086,437
8.875%, 6/15/20		7,196	7,555,800
KB Home
7.25%, 6/15/18		1,000	1,092,500
7.50%, 9/15/22		266	285,285
9.10%, 9/15/17		2,300	2,633,500
Lennar Corp.
Series B
6.50%, 4/15/16		3,200	3,448,000
6.95%, 6/01/18		2,780	3,058,000
Levi Strauss & Co.
6.875%, 5/01/22		1,092	1,201,200
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,804,250
Marina District Finance Co., Inc.
9.50%, 10/15/15 (b)		2,700	2,821,500
9.875%, 8/15/18 (b)		5,220	5,533,200
Meritage Homes Corp.
7.00%, 4/01/22		2,749	2,996,410
7.15%, 4/15/20		2,500	2,750,000
MGM Resorts International
6.625%, 7/15/15		2,000	2,155,000
7.625%, 1/15/17		4,965	5,585,625
Penn National Gaming, Inc.
8.75%, 8/15/19		2,775	3,045,563
PulteGroup, Inc.
7.875%, 6/15/32		2,600	2,834,000
PVH Corp.
7.375%, 5/15/20		2,340	2,565,225
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22		3,744	3,772,080
7.25%, 3/15/18		1,000	1,140,000
7.50%, 10/15/27		3,000	3,277,500
Ryland Group, Inc. (The)
6.625%, 5/01/20		4,500	4,758,750

		Principal Amount (000)	U.S. $ Value
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19	U.S.$	6,386	$7,024,600
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,761,875
10.75%, 9/15/16		1,667	2,006,651
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (a)		4,004	4,384,380
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	1,985,500
Wolverine World Wide, Inc.
6.125%, 10/15/20 (a)		1,999	2,088,955
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		8,590	9,663,750

			128,940,832

Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18		4,666	5,266,747

Consumer Cyclical - Retailers - 1.8%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		1,555	1,733,825
AutoNation, Inc.
6.75%, 4/15/18		349	396,551
Brighthouse Group Ltd.
7.875%, 5/15/18 (a)	GBP	5,930	9,135,579
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	5,401	6,035,618
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18 (a)(d)		1,615	1,667,488
Cash America International, Inc.
5.75%, 5/15/18 (a)		5,415	5,252,550
CST Brands, Inc.
5.00%, 5/01/23 (a)		1,008	995,400
Dufry Finance SCA
5.50%, 10/15/20 (a)		5,274	5,406,662
Gymboree Corp. (The)
9.125%, 12/01/18 (b)		9,300	9,021,000
J Crew Group, Inc.
8.125%, 3/01/19		6,994	7,413,640
JC Penney Corp., Inc.
6.375%, 10/15/36 (b)		4,125	3,114,375
7.40%, 4/01/37		4,492	3,481,300
L Brands, Inc.
5.25%, 11/01/14		3,194	3,313,775
5.625%, 2/15/22		1,967	2,038,304
6.625%, 4/01/21		1,000	1,100,000
6.90%, 7/15/17		2,401	2,713,130
Michaels Stores, Inc.
7.75%, 11/01/18		9,270	10,046,362
11.375%, 11/01/16		651	678,674

		Principal Amount (000)	U.S. $ Value
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	4,000	$6,358,825
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	2,300	2,578,875
10.25%, 10/15/19		3,074	3,481,305
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		6,406	6,662,240
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,639,645
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)(b)		3,312	3,369,960

			104,635,083

Consumer Non-Cyclical - 8.2%
ACCO Brands Corp.
6.75%, 4/30/20		5,322	5,461,703
Agrokor DD
8.875%, 2/01/20 (a)		1,796	1,925,945
9.875%, 5/01/19 (a)	EUR	3,747	5,495,766
Air Medical Group Holdings, Inc.
9.25%, 11/01/18	U.S.$	6,988	7,616,920
Alere, Inc.
7.25%, 7/01/18 (a)		3,046	3,304,910
8.625%, 10/01/18		9,935	10,779,475
ARAMARK Corp.
5.75%, 3/15/20 (a)		2,684	2,791,360
Bausch & Lomb, Inc.
9.875%, 11/01/15		2,952	3,033,180
Biomet, Inc.
6.50%, 8/01/20-10/01/20		14,667	15,162,850
Boparan Finance PLC
9.75%, 4/30/18 (a)	EUR	2,398	3,517,970
9.875%, 4/30/18 (a)	GBP	3,500	5,883,434
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)(b)	EUR	4,550	6,771,897
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	2,900	4,440,830
9.75%, 8/01/17 (a)		10,750	16,477,723
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18 (a)	U.S.$	6,160	6,175,400
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	7,200	9,602,466
CHS/Community Health Systems, Inc.
8.00%, 11/15/19	U.S.$	2,362	2,494,863
Constellation Brands, Inc.
6.00%, 5/01/22		3,899	4,210,920
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		8,448	9,504,000
Cott Beverages, Inc.
8.125%, 9/01/18		1,390	1,501,200
8.375%, 11/15/17		1,400	1,471,750
Del Monte Corp.
7.625%, 2/15/19		12,970	13,553,650
Elior Finance & Co. SCA
6.50%, 5/01/20	EUR	1,013	1,390,863

		Principal Amount (000)	U.S. $ Value
Elizabeth Arden, Inc.
7.375%, 3/15/21	U.S.$	4,400	$4,752,000
Endo Health Solutions, Inc.
7.00%, 7/15/19-12/15/20		1,800	1,881,000
7.25%, 1/15/22		9,055	9,439,838
Envision Healthcare Corp.
8.125%, 6/01/19		9,169	9,948,365
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, 2/01/20 (a)		4,282	4,683,438
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		15,758	15,009,495
GCL Holdings SCA
9.375%, 4/15/18 (a)	EUR	1,174	1,686,777
Grifols, Inc.
8.25%, 2/01/18	U.S.$	1,837	1,986,256
HCA Holdings, Inc.
7.75%, 5/15/21 (b)		4,500	4,893,750
HCA, Inc.
5.875%, 3/15/22		2,450	2,590,875
6.50%, 2/15/16-2/15/20		3,482	3,823,800
Health Management Associates, Inc.
7.375%, 1/15/20		11,903	13,480,147
HealthSouth Corp.
7.75%, 9/15/22		392	423,360
8.125%, 2/15/20		1,455	1,593,225
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	3,250	4,166,992
Hologic, Inc.
6.25%, 8/01/20	U.S.$	840	889,350
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		19,742	20,729,100
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	2,545	3,861,902
Jaguar Holding Co. I
9.375%, 10/15/17 (a)(d)	U.S.$	4,616	4,950,660
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		7,556	8,576,060
Jarden Corp.
7.50%, 1/15/20		3,984	4,277,820
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		14,959	16,454,900
LifePoint Hospitals, Inc.
6.625%, 10/01/20		2,150	2,279,000
MPH Intermediate Holding Co. 2
8.375%, 8/01/18 (a)(d)		15,069	15,389,216
New Albertsons, Inc.
7.45%, 8/01/29		4,110	3,123,600
8.00%, 5/01/31 (b)		3,100	2,418,000
Party City Holdings, Inc.
8.875%, 8/01/20 (a)		8,041	8,804,895
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	2,300	3,350,486
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	4,054	4,388,455

		Principal Amount (000)	U.S. $ Value
Post Holdings, Inc.
7.375%, 2/15/22	U.S.$	9,115	$9,775,837
7.375%, 2/15/22 (a)		1,400	1,501,500
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	6,727	10,468,818
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	3,450	4,885,744
R&R Pik PLC
9.25%, 5/15/18 (a)(d)		4,332	5,935,968
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	2,252	2,443,420
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)		9,510	10,056,825
Sky Growth Acquisition Corp.
7.375%, 10/15/20 (a)		7,146	7,342,515
Smithfield Foods, Inc.
7.75%, 7/01/17 (i)		5,250	5,925,938
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)		2,286	2,428,875
6.625%, 11/15/22 (a)		2,624	2,807,680
Spectrum Brands, Inc.
6.75%, 3/15/20		3,475	3,744,313
Stater Bros Holdings, Inc.
7.375%, 11/15/18		4,060	4,303,600
STHI Holding Corp.
8.00%, 3/15/18 (a)		930	1,004,400
Sun Merger Sub, Inc.
5.25%, 8/01/18 (a)		3,549	3,557,873
5.875%, 8/01/21 (a)		4,406	4,417,015
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		17,248	17,592,960
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	2,650	3,402,037
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	2,291	2,451,370
6.875%, 11/15/31		1,001	870,870
8.00%, 8/01/20		2,000	2,125,000
United Surgical Partners International, Inc.
9.00%, 4/01/20		3,450	3,820,875
US Oncology, Inc.
9.125%, 8/15/17		2,000	80,000
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		2,520	2,601,900
6.75%, 8/15/21 (a)		2,100	2,173,500
7.00%, 10/01/20 (a)		10,450	11,077,000
7.25%, 7/15/22 (a)		5,402	5,739,625
Visant Corp.
10.00%, 10/01/17		2,798	2,644,110
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	7,298,197
Voyager Learning Exchange
8.375%, 12/01/14 (f)(i)(j)	U.S.$	1,283	0

		Principal Amount (000)	U.S. $ Value
VPII Escrow Corp.
7.50%, 7/15/21 (a)	U.S.$	2,108	$2,260,830
VWR Funding, Inc.
7.25%, 9/15/17		3,799	3,969,955
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		3,500	3,836,875

			474,967,262

Energy - 5.5%
Antero Resources Finance Corp.
7.25%, 8/01/19		4,538	4,787,590
9.375%, 12/01/17		4,838	5,164,565
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (a)		15,990	16,229,850
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (e)		2,700	27,000
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,420	1,512,300
Basic Energy Services, Inc.
7.75%, 2/15/19		4,460	4,504,600
Berry Petroleum Co.
6.375%, 9/15/22		8,580	8,751,600
Bill Barrett Corp.
7.625%, 10/01/19		2,500	2,650,000
Bluewater Holding BV
3.268%, 7/17/14 (a)(k)		4,400	4,323,000
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		862	883,550
Bristow Group, Inc.
6.25%, 10/15/22		2,741	2,850,640
Chaparral Energy, Inc.
7.625%, 11/15/22		7,282	7,445,845
8.25%, 9/01/21		2,000	2,115,000
CHC Helicopter SA
9.25%, 10/15/20		13,661	14,241,592
9.375%, 6/01/21		6,925	6,873,062
Chesapeake Energy Corp.
2.50%, 5/15/37		1,653	1,581,714
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		3,225	3,305,625
9.50%, 5/15/16		2,307	2,422,350
Cimarex Energy Co.
5.875%, 5/01/22		3,526	3,649,410
Concho Resources, Inc.
5.50%, 4/01/23		4,000	3,990,000
Denbury Resources, Inc.
6.375%, 8/15/21		1,191	1,250,550
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,675,000
9.25%, 12/15/17		3,600	3,996,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		6,884	7,813,340
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		3,059	3,273,130

		Principal Amount (000)	U.S. $ Value
Era Group, Inc.
7.75%, 12/15/22	U.S.$	3,450	$3,450,000
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		1,560	1,645,800
Forest Oil Corp.
7.25%, 6/15/19 (b)		5,240	5,174,500
Golden Close Maritime Corp., Ltd.
11.00%, 12/09/15		2,968	3,124,357
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)		1,379	1,465,188
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20 (a)		1,000	1,083,750
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21 (a)		5,000	4,800,000
5.875%, 4/01/20		4,695	4,777,163
Key Energy Services, Inc.
6.75%, 3/01/21		7,666	7,512,680
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		2,184	2,396,940
Laredo Petroleum, Inc.
7.375%, 5/01/22		3,511	3,704,105
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (a)		1,705	1,602,700
8.625%, 4/15/20		4,190	4,357,600
Milestone Aviation Group Ltd.
8.625%, 12/15/17 (a)		6,867	7,227,517
Newfield Exploration Co.
7.125%, 5/15/18		1,989	2,066,074
Northern Oil and Gas, Inc.
8.00%, 6/01/20		5,985	6,149,587
Offshore Group Investment Ltd.
7.125%, 4/01/23 (a)		9,423	9,446,557
7.50%, 11/01/19		8,860	9,303,000
Oil States International, Inc.
6.50%, 6/01/19		3,394	3,631,580
Pacific Drilling SA
5.375%, 6/01/20 (a)		7,049	6,908,020
PDC Energy, Inc.
7.75%, 10/15/22 (a)		3,669	3,889,140
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
6.50%, 5/15/21 (a)		10,517	10,201,490
8.375%, 6/01/20		6,500	6,906,250
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	4,250	3,951,660
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	4,695	5,129,288
PHI, Inc.
8.625%, 10/15/18		2,910	3,040,950
Pioneer Energy Services Corp.
9.875%, 3/15/18		4,861	5,262,033
Precision Drilling Corp.
6.50%, 12/15/21		1,870	1,972,850
QEP Resources, Inc.
6.875%, 3/01/21		1,453	1,620,095

		Principal Amount (000)	U.S. $ Value
Quicksilver Resources, Inc.
7.125%, 4/01/16	U.S.$	3,000	$2,640,000
Resolute Energy Corp.
8.50%, 5/01/20		3,993	4,102,808
SandRidge Energy, Inc.
7.50%, 2/15/23		3,305	3,238,900
8.125%, 10/15/22		7,900	8,018,500
8.75%, 1/15/20		3,673	3,856,650
Seitel, Inc.
9.50%, 4/15/19 (a)		3,900	3,948,750
SESI LLC
6.375%, 5/01/19		771	813,405
7.125%, 12/15/21		3,333	3,632,970
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		9,357	9,637,710
Tervita Corp.
8.00%, 11/15/18 (a)		18,567	19,240,054
9.75%, 11/01/19 (a)		4,592	4,293,520
Tesoro Corp.
9.75%, 6/01/19		3,518	3,869,800
W&T Offshore, Inc.
8.50%, 6/15/19		3,500	3,701,250

			320,112,504

Other Industrial - 1.9%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		9,645	9,934,350
9.00%, 10/15/18 (a)	EUR	1,810	2,504,732
B456 Systems, Inc.
3.75%, 4/15/16 (e)(i)	U.S.$	3,985	2,709,800
Briggs & Stratton Corp.
6.875%, 12/15/20		737	813,464
Exova PLC
10.50%, 10/15/18 (a)	GBP	2,000	3,255,475
Frigoglass Finance BV
8.25%, 5/15/18 (a)(b)	EUR	1,362	1,893,474
General Cable Corp.
5.75%, 10/01/22 (a)	U.S.$	5,113	4,997,958
Interline Brands, Inc.
10.00%, 11/15/18 (d)		5,887	6,357,960
Interline Brands, Inc./NJ
7.50%, 11/15/18		6,399	6,718,950
Laureate Education, Inc.
9.25%, 9/01/19 (a)		20,060	21,765,100
Liberty Tire Recycling LLC
11.00%, 10/01/16 (a)		4,400	4,444,000
Mueller Water Products, Inc.
7.375%, 6/01/17		4,215	4,325,644
8.75%, 9/01/20		720	789,300
NANA Development Corp.
9.50%, 3/15/19 (a)		5,451	5,560,020
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		6,342	3,868,620
13.00%, 3/15/18 (a)(d)		2,521	2,646,992

		Principal Amount (000)	U.S. $ Value
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	3,659	$5,886,870
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	10,048	10,098,240
Trionista Holdco GmbH
5.00%, 4/30/20 (a)	EUR	742	1,003,052
Trionista TopCo GmbH
6.875%, 4/30/21 (a)(b)		1,581	2,155,865
Wendel SA
4.375%, 8/09/17		1,750	2,434,274
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)	U.S.$	4,500	4,646,250

			108,810,390

Services - 1.9%
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		3,275	3,393,719
Cerved Technologies SpA
6.375%, 1/15/20 (a)	EUR	547	738,617
8.00%, 1/15/21 (a)		690	915,188
GNET Escrow Corp.
12.125%, 7/01/18 (a)	U.S.$	3,670	3,926,900
Goodman Networks, Inc.
13.125%, 7/01/18 (a)		5,000	5,350,000
Gtech Spa
8.25%, 3/31/66 (a)	EUR	10,343	14,553,751
ISS A/S
8.875%, 5/15/16 (a)		1,304	1,773,955
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)	U.S.$	1,558	1,651,480
8.125%, 5/15/18 (a)		2,370	2,541,825
Mobile Mini, Inc.
7.875%, 12/01/20		2,320	2,528,800
Monitronics International, Inc.
9.125%, 4/01/20		2,267	2,352,013
Realogy Group LLC
7.625%, 1/15/20 (a)		108	120,690
9.00%, 1/15/20 (a)(b)		3,500	4,007,500
Sabre Holdings Corp.
8.35%, 3/15/16 (c)		2,939	3,218,205
Sabre, Inc.
8.50%, 5/15/19 (a)		11,613	12,600,105
Service Corp. International/US
6.75%, 4/01/15		1,500	1,608,750
6.75%, 4/01/16 (k)		2,900	3,161,000
7.50%, 4/01/27		1,575	1,716,750
ServiceMaster Co./TN
7.00%, 8/15/20		13,840	12,888,500
8.00%, 2/15/20		6,087	5,950,042
Travelport LLC
10.875%, 9/01/16 (a)	EUR	3,821	4,956,186
11.875%, 9/01/16 (b)	U.S.$	2,999	2,946,518

		Principal Amount (000)	U.S. $ Value
Travelport LLC/Travelport Holdings, Inc.
6.40%, 3/01/16 (a)(k)	U.S.$	466	$447,233
13.875%, 3/01/16 (a)(d)		7,559	7,861,672
West Corp.
7.875%, 1/15/19		3,305	3,544,612
8.625%, 10/01/18		5,535	6,019,312

			110,773,323

Technology - 4.3%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (b)		2,180	2,261,750
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20		2,881	2,881,000
Amkor Technology, Inc.
6.375%, 10/01/22 (a)		10,924	10,842,070
Aspect Software, Inc.
10.625%, 5/15/17		4,211	4,274,165
Avaya, Inc.
7.00%, 4/01/19 (a)		6,547	6,039,607
10.50%, 3/01/21 (a)(b)		17,427	13,418,790
Brightstar Corp.
7.25%, 8/01/18 (a)		3,703	3,675,228
9.50%, 12/01/16 (a)		6,166	6,489,715
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		2,118	2,313,915
8.50%, 4/01/19		11,125	12,209,687
12.535%, 10/12/17		1,188	1,253,340
Ceridian Corp.
8.875%, 7/15/19 (a)		4,536	5,137,020
11.00%, 3/15/21 (a)		12,000	13,740,000
11.25%, 11/15/15		1,849	1,881,358
CommScope, Inc.
8.25%, 1/15/19 (a)		10,500	11,523,750
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	1,901,238
CoreLogic, Inc./United States
7.25%, 6/01/21		889	951,230
CPI International, Inc.
8.00%, 2/15/18		6,323	6,496,882
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		2,385	2,492,325
Eagle Midco, Inc.
9.00%, 6/15/18 (a)		8,480	8,543,600
Epicor Software Corp.
8.625%, 5/01/19		3,738	3,962,280
First Data Corp.
6.75%, 11/01/20 (a)		1,630	1,691,125
7.375%, 6/15/19 (a)		7,620	7,981,950
8.25%, 1/15/21 (a)		7,500	7,837,500
11.25%, 3/31/16 (b)		5,536	5,508,320
12.625%, 1/15/21		3,800	4,165,750

		Principal Amount (000)	U.S. $ Value
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)	U.S.$	4,637	$4,474,705
8.05%, 2/01/20 (b)		1,000	1,067,500
8.875%, 12/15/14		1,273	1,273,382
9.25%, 4/15/18 (a)		1,726	1,870,553
10.125%, 12/15/16		831	853,853
GXS Worldwide, Inc.
9.75%, 6/15/15		4,415	4,536,412
Infor US, Inc.
9.375%, 4/01/19		6,278	7,015,665
10.00%, 4/01/19	EUR	2,539	3,749,312
Interactive Data Corp.
10.25%, 8/01/18	U.S.$	4,700	5,264,000
Iron Mountain, Inc.
5.75%, 8/15/24		3,155	2,981,475
8.375%, 8/15/21		3,000	3,251,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18		2,800	3,133,760
MMI International Ltd.
8.00%, 3/01/17 (a)		5,998	6,027,990
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		8,374	8,537,260
Sanmina Corp.
7.00%, 5/15/19 (a)		4,931	5,202,205
Seagate HDD Cayman
4.75%, 6/01/23 (a)		5,000	4,775,000
6.875%, 5/01/20		3,673	3,985,205
Sensata Technologies BV
6.50%, 5/15/19 (a)		5,000	5,337,500
Serena Software, Inc.
10.375%, 3/15/16		336	334,320
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		3,400	3,621,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		1,550	1,681,750
SunGard Data Systems, Inc.
6.625%, 11/01/19		6,515	6,759,312
7.625%, 11/15/20		6,170	6,694,450
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,725,840
Viasystems, Inc.
7.875%, 5/01/19 (a)		5,127	5,485,890

			249,113,184

Transportation - Airlines - 0.1%
Air Canada
12.00%, 2/01/16 (a)		2,850	3,099,375
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (k)		900	957,995
UAL Pass Through Trust
Series 2007-1, Class A
6.636%, 7/02/22		1,934	2,020,774

			6,078,144

		Principal Amount (000)	U.S. $ Value
Transportation - Services - 1.4%
America West Airlines Pass Through Trust
Series 1999-1, Class G
7.93%, 1/02/19	U.S.$	1,564	$1,677,389
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Series WI
5.50%, 4/01/23		1,000	991,250
5.50%, 4/01/23 (a)		3,248	3,199,280
8.25%, 1/15/19		4,000	4,370,000
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	2,070	2,846,078
CEVA Group PLC
8.375%, 12/01/17 (a)	U.S.$	7,472	7,509,360
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	5,648	8,135,209
Hapag-Lloyd AG
9.75%, 10/15/17 (a)(b)	U.S.$	2,250	2,362,500
Hertz Corp. (The)
5.875%, 10/15/20		3,548	3,743,140
6.25%, 10/15/22		1,812	1,920,720
6.75%, 4/15/19		8,288	8,930,320
7.50%, 10/15/18		1,900	2,066,250
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		14,342	14,736,405
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,863,125
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (e)		2,250	2,041,875
Stena AB
5.875%, 2/01/19 (a)	EUR	2,000	2,755,155
7.875%, 3/15/20 (a)(b)		1,000	1,454,073
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	8,795	9,828,412

			82,430,541

			2,837,975,760

Financial Institutions - 6.6%
Banking - 2.6%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	5,396	6,729,908
Ally Financial, Inc.
4.625%, 6/26/15	U.S.$	4,725	4,879,248
Series 8
6.75%, 12/01/14		2,590	2,738,925
7.50%, 9/15/20		2,638	3,063,378
8.00%, 11/01/31		7,668	9,171,150
Bank of America Corp.
Series U
5.20%, 6/01/23		2,664	2,397,600
Barclays Bank PLC
7.625%, 11/21/22		9,477	9,429,615
7.70%, 4/25/18 (a)		4,629	4,929,843
7.75%, 4/10/23 (b)		3,374	3,466,785

		Principal Amount (000)	U.S. $ Value
BBVA International Preferred SAU
4.952%, 9/20/16	EUR	3,100	$3,484,852
Series F
9.10%, 10/21/14	GBP	1,000	1,551,675
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	15,442	14,978,740
Countrywide Capital III Series B
8.05%, 6/15/27		11,735	14,199,350
Creditcorp
12.00%, 7/15/18 (a)		13,205	13,535,125
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		11,000	10,972,500
HBOS Capital Funding LP No. 2
6.071%, 6/30/14 (a)		1,840	1,766,400
HT1 Funding GmbH
6.352%, 6/30/17	EUR	2,700	3,116,012
LBG Capital No.1 PLC
Series 15
6.439%, 5/23/20		1,500	2,010,491
8.00%, 6/15/20 (a)	U.S.$	9,550	9,667,972
LBG Capital No.2 PLC
Series 21
15.00%, 12/21/19	GBP	1,330	2,857,858
Regions Bank/Birmingham AL
6.45%, 6/26/37	U.S.$	5,300	5,560,182
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)	EUR	6,204	8,294,759
SNS Bank NV
11.25%, 11/27/19 (f)(i)(j)		1,001	1
Societe Generale SA
4.196%, 1/26/15		1,500	1,935,659
6.999%, 12/19/17		2,650	3,719,326
UT2 Funding PLC
5.321%, 6/30/16		1,293	1,638,436
Zions Bancorporation
5.80%, 6/15/23	U.S.$	2,500	2,331,250

			148,427,040

Brokerage - 0.3%
E*TRADE Financial Corp.
6.375%, 11/15/19		6,803	7,228,187
6.75%, 6/01/16		4,634	4,900,455
GFI Group, Inc.
10.38%, 7/19/18		3,200	3,104,000
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (j)		1,800	445,500
6.875%, 5/02/18 (j)		1,600	402,000

			16,080,142

Finance - 1.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		4,215	4,457,362
Air Lease Corp.
6.125%, 4/01/17		2,770	2,908,500

		Principal Amount (000)	U.S. $ Value
CIT Group, Inc.
5.00%, 5/15/17-8/15/22	U.S.$	5,286	$5,414,040
5.25%, 3/15/18		3,667	3,896,188
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,383,750
International Lease Finance Corp.
5.875%, 4/01/19-8/15/22		4,800	4,947,250
iStar Financial, Inc.
Series B
5.70%, 3/01/14		4,800	4,896,000
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		3,183	3,278,490
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		3,759	4,069,117
Provident Funding Associates LP/PFG Finance Corp.
10.125%, 2/15/19 (a)		1,703	1,898,845
Residential Capital LLC
9.625%, 5/15/15 (e)		1,927	2,216,351
SLM Corp.
Series A
5.00%, 10/01/13		4,100	4,120,500
5.50%, 1/25/23		2,525	2,361,787
7.25%, 1/25/22		8,948	9,484,880
8.00%, 3/25/20		3,466	3,864,590
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		5,049	5,200,470

			64,398,120

Insurance - 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		3,937	4,015,740
American Equity Investment Life Holding Co.
6.625%, 7/15/21		8,506	8,803,710
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		1,000	1,063,750
Genworth Holdings, Inc.
6.15%, 11/15/66		2,535	2,237,138
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		1,856	2,115,840
Hub International Ltd.
8.125%, 10/15/18 (a)		2,650	2,815,625
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		3,759	4,369,837
Onex USI Acquisition Corp.
7.75%, 1/15/21 (a)		11,334	11,390,670
XL Group PLC
Series E
6.50%, 4/15/17		14,000	13,755,000

			50,567,310

		Principal Amount (000)	U.S. $ Value
Other Finance - 1.6%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)	U.S.$	2,367	$2,377,256
6.75%, 4/06/21 (a)		5,450	5,829,042
7.125%, 10/15/20 (a)		5,190	5,719,516
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		14,229	13,802,130
FTI Consulting, Inc.
6.00%, 11/15/22		3,000	3,071,250
6.75%, 10/01/20		3,150	3,350,813
Harbinger Group, Inc.
7.875%, 7/15/19 (a)		10,226	10,583,910
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		8,850	9,347,812
iPayment Holdings, Inc.
15.00%, 11/15/18 (d)		3,460	2,291,946
iPayment, Inc.
10.25%, 5/15/18		5,082	4,078,305
Renaissance Acquisition Corp.
6.875%, 8/15/21 (a)		20,549	20,446,255
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		6,062	6,395,410
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		7,561	7,787,830

			95,081,475

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		7,213	7,032,675

			381,586,762

Utility - 2.5%
Electric - 1.5%
AES Corp./VA
4.875%, 5/15/23		1,500	1,425,000
7.375%, 7/01/21		3,145	3,553,850
8.00%, 10/15/17		2,860	3,317,600
Calpine Corp.
7.875%, 7/31/20-1/15/23 (a)		9,060	9,830,100
DPL, Inc.
7.25%, 10/15/21		986	1,020,510
EDP Finance BV
4.90%, 10/01/19 (a)		416	410,763
5.875%, 2/01/16 (a)	EUR	1,823	2,552,087
6.00%, 2/02/18 (a)	U.S.$	10,232	10,608,333
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (a)		4,973	5,072,460
10.00%, 12/01/20		1,072	1,160,440
10.00%, 12/01/20 (a)		2,524	2,725,920
11.25%, 12/01/18 (a)(d)		2,085	1,798,141
GenOn Americas Generation LLC
8.50%, 10/01/21		7,255	7,907,950

		Principal Amount (000)	U.S. $ Value
GenOn Energy, Inc.
7.875%, 6/15/17	U.S.$	9,224	$10,100,280
9.50%, 10/15/18		4,000	4,580,000
NRG Energy, Inc.
6.625%, 3/15/23		7,677	7,868,925
7.875%, 5/15/21		3,195	3,514,500
8.25%, 9/01/20		1,800	1,998,000
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,550,000
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	366	530,730
Techem GmbH
6.125%, 10/01/19 (a)		1,450	2,083,328
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)	U.S.$	2,679	2,009,250

			88,618,167

Natural Gas - 1.0%
El Paso LLC
Series G
7.75%, 1/15/32		5,548	5,894,700
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		9,048	9,500,400
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,948	4,125,660
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		745	805,192
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 7/15/23		5,928	5,572,320
5.50%, 2/15/23		750	757,500
6.50%, 8/15/21		4,529	4,846,030
Sabine Pass LNG LP
6.50%, 11/01/20 (a)		2,949	3,066,960
7.50%, 11/30/16		4,900	5,390,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, 8/01/21		4,509	4,847,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23 (a)		8,186	8,063,210
6.375%, 8/01/22		2,736	2,900,160
6.875%, 2/01/21		3,250	3,485,625

			59,254,932

			147,873,099

Total Corporates - Non-Investment Grades (cost $3,260,414,123)			3,367,435,621

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 8.2%
Financial Institutions - 4.7%
Banking - 2.0%
Akbank TAS
5.00%, 10/24/22 (a)(b)	U.S.$	3,974	$3,596,470
American Express Co.
6.80%, 9/01/66		4,555	4,862,463
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,602,890
Banco de Bogota SA
5.375%, 2/19/23 (a)		1,064	1,052,419
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	2,367,500	4,675,381
Barclays Bank PLC
6.86%, 6/15/32 (a)	U.S.$	1,905	1,905,000
BNP Paribas Fortis SA
4.625%, 10/27/14 (a)	EUR	1,000	1,320,372
BNP Paribas SA
5.186%, 6/29/15 (a)(b)	U.S.$	3,333	3,336,333
7.195%, 6/25/37 (a)		6,900	6,937,950
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)		5,750	6,215,520
8.40%, 6/29/17 (a)		7,000	7,644,560
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		3,191	3,382,460
Danske Bank A/S
5.914%, 6/16/14 (a)		2,185	2,201,388
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)		1,590	2,289,600
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		5,528	5,127,220
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)	EUR	3,430	5,658,245
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	3,350	3,528,826
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	5,230	2,269,577
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17	GBP	1,225	2,021,931
National Capital Trust II Delaware
5.486%, 3/23/15 (a)	U.S.$	1,700	1,734,000
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23		3,888	3,538,080
6.75%, 8/01/21 (b)		3,733	3,975,645
Royal Bank of Scotland PLC (The)
Series 1
3.58%, 10/27/14 (k)	AUD	3,500	3,090,039
Sovereign Bank/Wilmington DE
8.75%, 5/30/18	U.S.$	3,800	4,461,561

		Principal Amount (000)	U.S. $ Value
UBS AG/Jersey
4.28%, 4/15/15	EUR	8,250	$10,997,338
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	9,403	10,461,026
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,870	1,916,750
Wells Fargo & Co.
Series K
7.98%, 3/15/18		4,700	5,275,750

			115,078,794

Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (b)		6,830	7,683,750

Finance - 0.3%
GE Capital Trust II
5.50%, 9/15/67 (a)	EUR	4,000	5,457,734
General Electric Capital Corp.
Series B
6.25%, 12/15/22	U.S.$	1,500	1,560,000
Series A
7.125%, 6/15/22		7,600	8,550,000
HSBC Finance Capital Trust IX
5.911%, 11/30/35		3,765	3,840,300

			19,408,034

Insurance - 2.0%
American International Group, Inc.
6.82%, 11/15/37		1,938	2,357,265
8.175%, 5/15/58		7,301	8,925,472
AON Corp.
8.205%, 1/01/27		2,495	3,078,980
Aviva PLC
4.729%, 11/28/14	EUR	6,000	7,962,145
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	1,607,624
Farmers Insurance Exchange
8.625%, 5/01/24 (a)		3,000	3,896,784
Genworth Holdings, Inc.
7.625%, 9/24/21		4,725	5,670,208
7.70%, 6/15/20		1,302	1,537,641
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	1,356,957
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	U.S.$	863	997,607
Lincoln National Corp.
6.05%, 4/20/67		5,966	5,966,000
7.00%, 5/17/66		5,134	5,288,020
8.75%, 7/01/19		604	785,278
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,082,700
MetLife, Inc.
6.40%, 12/15/36		3,700	3,848,000
10.75%, 8/01/39		3,495	5,312,400
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)(b)(c)		3,554	3,853,793

		Principal Amount (000)	U.S. $ Value
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)	U.S.$	5,000	$5,062,500
9.375%, 8/15/39 (a)		4,546	6,297,146
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,129,287
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	12,610,000
Swiss Re Capital I LP
6.854%, 5/25/16 (a)		6,435	6,740,663
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	1,750	2,397,956
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,836	3,595,382
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	646,485
Series 3
6.75%, 9/23/24		800	737,007
Series 5
6.75%, 10/06/26		500	470,534
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,724,648
ZFS Finance USA Trust II
6.45%, 12/15/65 (a)		1,695	1,805,175
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,010	3,205,650

			115,949,307

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (l)		756	876,654

REITS - 0.3%
DDR Corp.
7.875%, 9/01/20		3,100	3,824,172
EPR Properties
5.75%, 8/15/22		3,445	3,506,080
7.75%, 7/15/20		3,036	3,455,153
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	4,993,007

			15,778,412

			274,774,951

Industrial - 2.6%
Basic - 1.1%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		5,420	6,993,052
Braskem America Finance Co.
7.125%, 7/22/41 (a)		3,672	3,396,600
Braskem Finance Ltd.
5.75%, 4/15/21 (a)		200	194,500
7.00%, 5/07/20 (a)		2,300	2,449,500
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,298,044
7.125%, 5/01/20		1,100	1,309,562

		Principal Amount (000)	U.S. $ Value
Georgia-Pacific LLC
8.875%, 5/15/31	U.S.$	1,800	$2,499,916
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,747	1,934,803
LyondellBasell Industries NV
6.00%, 11/15/21		2,070	2,369,624
Plains Exploration & Production Co.
6.125%, 6/15/19		2,000	2,142,318
6.50%, 11/15/20		5,180	5,574,975
6.625%, 5/01/21		1,000	1,065,145
6.75%, 2/01/22		2,412	2,582,405
7.625%, 4/01/20		1,000	1,106,857
8.625%, 10/15/19		2,300	2,547,250
Rhodia SA
6.875%, 9/15/20 (a)		1,848	2,079,168
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,568,826
Teck Resources Ltd.
6.125%, 10/01/35		5,000	4,800,830
Vale Overseas Ltd.
6.875%, 11/21/36		8,495	8,387,190
Westvaco Corp.
8.20%, 1/15/30		2,940	3,478,293
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	3,974,711
8.50%, 1/15/25		1,000	1,282,572

			63,036,141

Capital Goods - 0.3%
Mondi Consumer Packaging International AG
9.75%, 7/15/17 (a)	EUR	1,652	2,461,576
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)	U.S.$	6,600	6,473,154
8.25%, 4/25/18 (a)	BRL	5,903	2,302,878
Owens Corning, Inc.
6.50%, 12/01/16 (k)	U.S.$	355	397,027
7.00%, 12/01/36 (k)		4,450	4,723,145

			16,357,780

Communications - Media - 0.4%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,547,310
Myriad International Holdings BV
6.00%, 7/18/20 (a)		6,983	7,178,726
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		6,975	6,905,250
News America, Inc.
6.40%, 12/15/35		1,000	1,133,804
Time Warner Cable, Inc.
4.50%, 9/15/42		1,125	868,015
5.875%, 11/15/40		875	777,556

			20,410,661

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.2%
Oi SA
5.75%, 2/10/22 (a)	U.S.$	4,000	$3,715,439
Qwest Corp.
6.75%, 12/01/21		1,000	1,119,065
6.875%, 9/15/33		5,000	4,937,500
7.625%, 6/15/15		1,590	1,753,803
Telefonica Emisiones SAU
Series G
3.661%, 9/18/17 (a)	EUR	1,550	2,152,331

			13,678,138

Consumer Cyclical - Automotive - 0.0%
Ford Motor Credit Co. LLC
7.00%, 10/01/13	U.S.$	974	983,331

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22		4,000	4,166,580
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		3,990	4,289,250
7.75%, 10/01/17 (a)		2,835	3,015,732
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15		2,035	2,299,271

			13,770,833

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
6.375%, 3/15/37		3,500	3,924,456

Consumer Non-Cyclical - 0.0%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	413,052
Mylan, Inc./PA
7.875%, 7/15/20 (a)		335	384,412
Whirlpool Corp.
8.60%, 5/01/14		190	200,806

			998,270

Energy - 0.2%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,591,648
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	558,238
Pride International, Inc.
6.875%, 8/15/20		1,327	1,588,043
Transocean, Inc.
6.80%, 3/15/38		1,916	2,099,917
7.50%, 4/15/31		1,800	2,035,499

			8,873,345

Other Industrial - 0.1%
URS Corp.
5.50%, 4/01/22 (a)		4,000	4,094,540

		Principal Amount (000)	U.S. $ Value
Services - 0.0%
QVC, Inc.
7.50%, 10/01/19 (a)	U.S.$	2,400	$2,600,126

Transportation - Airlines - 0.0%
Delta Air Lines Pass Through Trust
Series 2007-1, Class A
6.821%, 8/10/22		1,013	1,134,384

			149,862,005

Utility - 0.7%
Electric - 0.4%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)		14,103	13,010,017
Dominion Resources, Inc./VA
7.50%, 6/30/66		4,100	4,489,500
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,494,090
FirstEnergy Corp. Series C
7.375%, 11/15/31		2,000	2,017,734
Southern California Edison Co.
Series E
6.25%, 2/01/22		3,300	3,531,000

			24,542,341

Natural Gas - 0.3%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (a)		1,904	2,021,179
Energy Transfer Partners LP
7.60%, 2/01/24 (a)		3,200	3,948,550
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,791,333
Series A
8.375%, 8/01/66		1,609	1,794,035
SourceGas LLC
5.90%, 4/01/17 (a)		3,000	3,178,083
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,624,288

			15,357,468

			39,899,809

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Electricite de France SA
5.25%, 1/29/23 (a)		2,462	2,369,675
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (a)		3,873	4,172,770
9.25%, 4/23/19 (a)		5,604	6,864,900

			13,407,345

Total Corporates - Investment Grades (cost $439,312,546)			477,944,110

		Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Non-Agency Fixed Rate - 3.4%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.875%, 5/25/47	U.S.$	2,621	$2,109,048
Series 2007-4, Class 22A1
5.25%, 6/25/47		10,761	9,297,952
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,279	809,246
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		14,812	13,499,000
Series 2006-AR3, Class 1A2A
5.682%, 6/25/36		6,839	6,228,461
Series 2007-AR4, Class 1A1A
5.642%, 3/25/37		3,022	2,704,319
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		3,145	2,600,051
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		7,372	5,982,853
Series 2006-2CB, Class A11
6.00%, 3/25/36		2,755	2,165,002
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		6,273	5,234,331
Series 2006-42, Class 1A6
6.00%, 1/25/47		2,442	1,753,278
Series 2006-HY12, Class A5
4.055%, 8/25/36		10,769	9,729,993
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,969	3,365,080
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,234	1,800,191
Series 2007-13, Class A2
6.00%, 6/25/47		8,433	7,347,681
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		1,855	1,592,752
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-HYB2, Class 3A1
2.878%, 2/25/47		2,938	2,263,610
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
3.076%, 9/25/47		2,664	2,147,558
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		6,110	5,316,982
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.372%, 5/25/35		1,943	1,735,314
Series 2005-AA7, Class 2A1
2.26%, 9/25/35		1,285	1,091,538
Series 2006-AA3, Class A1
2.319%, 6/25/36		2,102	1,564,419

		Principal Amount (000)	U.S. $ Value
Series 2006-AA5, Class A1
2.318%, 9/25/36	U.S.$	5,812	$4,508,732
Series 2006-AA7, Class A1
2.294%, 1/25/37		6,078	4,428,270
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		3,625	3,102,689
First Horizon Mortgage Pass-Through Trust
Series 2005-AR4, Class 1A1
2.58%, 9/25/35		660	582,048
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.694%, 9/25/35		5,772	5,102,449
Series 2006-AR31
5.084%, 11/25/36		837	730,472
Series 2006-AR37, Class 2A1
5.04%, 2/25/37		2,329	1,930,195
Series 2007-AR1, Class 2A1
2.697%, 4/25/37		5,627	4,023,498
Series 2007-AR3, Class 1A1
3.011%, 7/25/37		1,774	1,567,695
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		3,244	2,924,321
Series 2006-2, Class 6A
6.50%, 2/25/36		3,306	2,612,222
Series 2007-12, Class 3A22
6.00%, 8/25/37		1,086	985,025
New Century Alternative Mortgage Loan Trust
Series 2006-ALT1, Class AF4
6.31%, 7/25/36		4,299	2,960,495
Series 2006-ALT2, Class AF6A
5.887%, 10/25/36		12,038	8,424,267
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.762%, 9/25/35		6,098	4,886,726
Series 2005-QA7, Class A21
3.08%, 7/25/35		4,185	3,576,206
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		9,084	8,528,136
Series 2005-QS14, Class 3A3
6.00%, 9/25/35		2,990	2,678,416
Series 2006-QA1, Class A21
3.773%, 1/25/36		6,691	4,880,475
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,467	1,190,414
Series 2007-A1, Class A8
6.00%, 3/25/37		1,887	1,398,150
Series 2007-A5, Class 2A3
6.00%, 5/25/37		831	756,226
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.367%, 9/25/35		4,762	4,543,901
Series 2006-9, Class 4A1
5.609%, 10/25/36		2,964	2,588,608

		Principal Amount (000)	U.S. $ Value
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
5.113%, 9/25/36	U.S.$	3,046	$1,773,198
Series 2006-7, Class A4
5.113%, 9/25/36		2,921	1,699,797
Series 2006-9, Class A4
5.986%, 10/25/36		3,085	2,087,597
Series 2007-HY3, Class 4A1
2.555%, 3/25/37		6,561	5,982,757
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		3,202	2,813,941
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.896%, 12/28/37		13,374	11,407,389

			195,012,974

Non-Agency Floating Rate - 2.9%
Alliance Bancorp Trust
Series 2007-OA1, Class A1
0.43%, 7/25/37 (k)		5,149	3,366,739
Alternative Loan Trust
Series 2005-82, Class A1
0.46%, 2/25/36 (k)		1,086	786,467
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.37%, 4/25/47 (a)(k)		13,791	8,254,062
Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 1A1
2.55%, 10/25/35 (k)		1,204	1,125,636
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A6
37.86%, 8/25/37 (k)		2,199	3,856,584
Series 2007-7T2, Class A3
0.79%, 4/25/37 (k)		5,046	2,936,781
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.79%, 8/25/37 (k)		2,005	1,517,393
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.33%, 7/25/47 (k)		10,185	8,253,415
Series 2007-OA4, Class 1A1A
0.38%, 8/25/47 (k)		2,136	1,686,829
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.082%, 3/19/46 (k)		6,175	4,048,841
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.41%, 6/25/37 (k)		3,470	2,655,822
HarborView Mortgage Loan Trust
0.35%, 5/25/38 (k)		718	479,271
Series 2006-10, Class 2A1A
0.372%, 11/19/36 (k)		6,178	4,988,569
Series 2006-SB1, Class A1A

		Principal Amount (000)	U.S. $ Value
1.012%, 12/19/36 (k)	U.S.$	6,437	$4,608,605
Series 2007-4, Class 2A1
0.412%, 7/19/47 (k)		9,156	7,291,605
Series 2007-7, Class 2A1A
1.19%, 11/25/47 (k)		3,199	2,709,876
Impac Secured Assets Trust
Series 2006-3, Class A6
0.39%, 11/25/36 (k)		3,593	2,027,184
Series 2007-1, Class A2
0.35%, 3/25/37 (k)		3,530	2,516,473
IndyMac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1
0.40%, 11/25/36 (k)		1,199	956,777
Series 2007-FLX3, Class A1
0.43%, 6/25/37 (k)		4,946	4,053,667
Lehman Mortgage Trust
Series 2005-2, Class 5A2
27.186%, 12/25/35 (k)		1,199	1,640,292
Series 2007-1, Class 3A1
0.44%, 2/25/37 (k)		3,798	838,779
Series 2007-1, Class 3A2
7.06%, 2/25/37 (k)(m)		3,798	1,424,899
Lehman XS Trust
Series 2007-15N, Class 4A1
1.09%, 8/25/47 (k)		1,248	823,193
Series 2007-16N, Class 2A2
1.04%, 9/25/47 (k)		1,574	1,117,448
Series 2007-4N, Class 3A2A
0.912%, 3/25/47 (k)		5,838	4,416,231
Luminent Mortgage Trust
Series 2006-4, Class A1A
0.38%, 5/25/46 (k)		941	623,034
Series 2006-6, Class A1
0.39%, 10/25/46 (k)		3,604	2,913,293
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.34%, 8/25/36 (k)		13,682	6,750,422
NovaStar Mortgage-Backed Notes
Series 2006-MTA1, Class 2A1A
0.38%, 9/25/46 (k)		2,710	2,100,576
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.35%, 2/25/37 (k)		1,842	1,421,155
Series 2007-2, Class 1A3
0.52%, 5/25/37 (k)		2,349	1,869,355
Residential Accredit Loans, Inc.
Series 2005-QO2, Class A1
1.522%, 9/25/45 (k)		3,423	2,763,601
Series 2005-QO3, Class A1
0.59%, 10/25/45 (k)		4,995	3,430,928
Series 2005-QO4, Class 2A1
0.47%, 12/25/45 (k)		6,522	4,672,368

		Principal Amount (000)	U.S. $ Value
Series 2006-QA4, Class A
0.37%, 5/25/36 (k)	U.S.$	7,158	$5,482,791
Series 2006-QO2, Class A1
0.41%, 2/25/46 (k)		2,372	1,000,717
Series 2006-QO4, Class 2A1
0.38%, 4/25/46 (k)		6,307	4,523,453
Series 2007-QH6, Class A1
0.38%, 7/25/37 (k)		1,497	1,147,999
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.34%, 7/25/23 (k)		7,600	7,904,175
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.662%, 8/25/47 (k)		4,066	3,111,742
Washington Mutual Mortgage Pass Through Certificates
Series 2006-9, Class A6
5.713%, 10/25/36		3,182	2,151,823
Series 2006-AR11, Class 3A1A
1.089%, 9/25/46 (k)		4,578	3,066,464
Series 2006-AR3, Class A1A
1.169%, 2/25/46 (k)		1,650	1,463,845
Series 2006-AR5, Class A1A
1.152%, 6/25/46 (k)		2,070	1,695,356
Series 2007-OA1, Class A1A
0.863%, 2/25/47 (k)		12,880	9,698,668
Series 2007-OA3, Class 2A1A
0.923%, 4/25/47 (k)		2,183	1,914,505
Series 2007-OA4, Class A1A
0.929%, 4/25/47 (k)		5,885	3,944,923
Series 2007-OA5, Class 1A
0.913%, 6/25/47 (k)		13,316	10,857,631
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR8, Class A1
5.967%, 11/25/37		6,900	6,033,773

			168,924,035

Total Collateralized Mortgage Obligations (cost $354,253,064)			363,937,009

BANK LOANS - 4.9%
Industrial - 4.8%
Basic - 0.4%
Arysta LifeScience Corporation
4.50%, 5/29/20 (k)		8,100	8,150,625
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (k)		7,742	7,797,162
Macdermid, Inc.
7.75%, 12/07/20 (k)		3,400	3,434,000

		Principal Amount (000)	U.S. $ Value
Unifrax Holding Co.
5.25%, 11/01/18 (k)	EUR	2,811	$3,734,773

			23,116,560

Capital Goods - 0.1%
ClubCorp Club Operations, Inc.
7/24/20 (n)	U.S.$	2,348	2,368,171
Serta Simmons Holdings LLC
5.00%, 10/01/19 (k)		5,721	5,758,781

			8,126,952

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.84%, 1/29/16 (k)		124	115,484
TWCC Holding Corp.
7.00%, 6/26/20 (k)(n)		7,100	7,259,750

			7,375,234

Consumer Cyclical - Automotive - 1.0%
Affinia Group, Inc.
4.75%, 4/25/20 (k)		9,000	9,095,670
Exide Technologies
10/09/14		20,700	20,700,000
Federal-Mogul Corporation
2.13%-2.14%, 12/29/14 (k)		1,277	1,258,676
2.13%-2.14%, 12/28/15 (k)		652	642,182
Navistar, Inc.
5.75%, 8/17/17 (k)		3,605	3,671,080
TI Group Automotive Systems LLC
5.50%, 3/28/19 (k)		6,546	6,636,102
Veyance Technologies, Inc.
5.25%, 9/08/17 (k)		12,793	12,744,964

			54,748,674

Consumer Cyclical - Entertainment - 0.6%
Alpha Topco Limited (Formula One)
4/30/19 (n)		17,057	17,217,247
Harrah’s Las Vegas Propco LLC
3.68%, 2/13/14 (k)		8,675	8,013,531
Kasima LLC (Digital Cinema Implementation Partners LLC)
3.25%, 5/17/21 (k)		3,750	3,752,363
Station Casinos LLC
5.00%, 3/02/20 (k)		7,481	7,546,711

			36,529,852

Consumer Cyclical - Other - 0.0%
Las Vegas Sands LLC
2.69%, 11/23/16 (k)		271	270,495

		Principal Amount (000)	U.S. $ Value
Wolverine World Wide, Inc.
4.00%, 10/09/19 (k)	U.S.$	1,169	$1,174,399

			1,444,894

Consumer Cyclical - Retailers - 0.3%
Bass Pro Group LLC
4.00%, 11/20/19 (k)		2,932	2,949,394
Burlington Coat Factory Warehouse Corporation
4.25%, 2/23/17 (k)		653	655,843
Harbor Freight Tools USA, Inc.
7/26/19 (n)		2,382	2,405,820
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (k)		6,900	6,935,949
Rite Aid Corporation
5.75%, 8/21/20 (k)		3,000	3,087,000

			16,034,006

Consumer Non-Cyclical - 1.0%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (k)		5,473	5,547,747
Air Medical Holding LLC
7.63%, 5/31/18 (k)		17,000	16,787,500
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (k)		6,360	6,481,921
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/29/17 (k)		11,500	11,521,620
ConvaTec, Inc.
5.00%, 12/22/16 (k)		1,173	1,177,252
H.J. Heinz Company
3.50%, 6/05/20 (k)		3,800	3,837,316
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.69%, 7/11/14 (k)		1,928	1,709,392
New HB Acquisition LLC
6.75%, 4/09/20 (k)		10,800	11,103,804
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (k)		1,879	1,888,895

			60,055,447

Energy - 0.0%
Citgo Petroleum Corporation
9.00%, 6/24/17 (k)		1,612	1,639,162

Other Industrial - 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (k)		4,975	4,966,692

		Principal Amount (000)	U.S. $ Value
Gardner Denver, Inc.
7/30/20 (n)	U.S.$	5,550	$5,563,875

			10,530,567

Services - 0.5%
Supervalu, Inc.
5.00%, 3/21/19 (k)		9,718	9,794,304
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (k)		19,021	19,575,924

			29,370,228

Technology - 0.6%
Alcatel-Lucent USA, Inc.
7.25%, 1/30/19 (k)		6,686	6,823,471
Avaya, Inc.
4.77%, 10/26/17 (k)		384	336,462
Blackboard, Inc.
11.50%, 4/04/19 (k)		8,250	8,373,750
MMI International Ltd.
7.25%, 11/20/18 (k)		11,500	11,212,500
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (k)		4,838	4,369,859
Syniverse Holdings, Inc.
5.00%, 4/23/19 (k)		990	994,129

			32,110,171

			281,081,747

Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.31%, 6/01/16 (k)		5,545	4,949,029

Utility - 0.0%
Other Utility - 0.0%
Willbros United States Holdings, Inc.
9.50%, 6/30/14 (k)		845	844,446

Financial Institutions - 0.0%
REITS - 0.0%
iStar Financial, Inc.
5.25%, 3/19/16 (k)		26	26,325

Total Bank Loans (cost $283,182,525)			286,901,547

EMERGING MARKETS - CORPORATE BONDS - 4.5%
Industrial - 3.8%
Basic - 0.6%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		9,969	8,217,885
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		3,084	3,238,200
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(b)		10,301	9,529,126

		Principal Amount (000)	U.S. $ Value
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)	U.S.$	2,441	$2,538,640
Vedanta Resources PLC
6.00%, 1/31/19 (a)		5,895	5,780,345
9.50%, 7/18/18 (a)		1,900	2,132,750

			31,436,946

Capital Goods - 0.6%
Cemex Espana Luxembourg
9.25%, 5/12/20 (a)		555	606,337
9.875%, 4/30/19 (a)(k)		10,290	11,447,625
Cemex Finance LLC
9.375%, 10/12/22 (a)(b)		4,406	4,930,600
Ferreycorp SAA
4.875%, 4/26/20 (a)		4,418	4,157,702
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	859,050
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a)		8,770	8,989,250
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)(b)		3,939	3,702,660
9.875%, 4/06/21 (a)		2,475	2,326,500

			37,019,724

Communications - Media - 0.1%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	2,100	2,933,422
CET 21 Spol Sro
9.00%, 11/01/17 (a)		121	175,460
European Media Capital SA
10.00%, 2/01/15 (i)(o)	U.S.$	537	520,567

			3,629,449

Communications - Telecommunications - 0.5%
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,675,000
Empresa de Telecomunicaciones de Bogota
7.00%, 1/17/23 (a)	COP	5,840,000	2,727,748
MTS International Funding Ltd.
8.625%, 6/22/20 (a)(b)	U.S.$	4,400	5,192,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		3,250	3,753,750
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		3,720	3,859,500
9.00%, 2/13/18 (a)	RUB	340,000	10,366,640

			29,574,638

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.2%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	4,400	$5,765,737
Studio City Finance Ltd.
8.50%, 12/01/20 (a)	U.S.$	6,910	7,290,050

			13,055,787

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
5.709%, 6/15/15 (a)(k)	EUR	2,434	2,898,074
Edcon Pty Ltd.
9.50%, 3/01/18 (a)		2,675	3,291,785

			6,189,859

Consumer Non-Cyclical - 1.3%
Corp. Azucarera del Peru SA
6.375%, 8/02/22 (a)	U.S.$	2,320	2,289,798
Cosan Luxembourg SA
9.50%, 3/14/18 (a)(b)	BRL	13,070	5,423,028
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	2,826	4,060,335
Hypermarcas SA
6.50%, 4/20/21 (a)	U.S.$	8,432	8,442,540
JBS Finance II Ltd.
8.25%, 1/29/18 (a)		4,183	4,402,607
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		2,820	2,890,500
8.25%, 2/01/20 (a)		3,048	3,268,980
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		11,548	11,028,340
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)(b)		3,859	3,820,410
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		10,470	10,155,900
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		6,355	5,660,873
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		1,670	1,619,900
Virgolino de Oliveira Finance
11.75%, 2/09/22 (a)(b)		12,500	10,062,500
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)(b)		1,300	1,027,000

			74,152,711

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		8,316	7,854,946

Transportation - Airlines - 0.2%
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		12,957	13,216,140

		Principal Amount (000)	U.S. $ Value
Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)(b)	U.S.$	3,881	$3,183,861

			219,314,061

Financial Institutions - 0.6%
Banking - 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19 (a)		7,585	7,971,484
Banco de Reservas de LA Republica Dominicana
7.00%, 2/01/23 (a)		8,137	8,055,630
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22 (a)(b)		12,500	11,453,125

			27,480,239

Finance - 0.1%
Sistema JSFC via Sistema International Funding SA
6.95%, 5/17/19 (a)		8,461	8,826,518

			36,306,757

Utility - 0.1%
Electric - 0.1%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		3,050	2,986,826

Total Emerging Markets - Corporate Bonds (cost $263,722,238)			258,607,644

GOVERNMENTS - TREASURIES - 4.2%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	42,780	18,210,189
Brazilian Government International Bond
8.50%, 1/05/24		17,600	7,193,986
10.25%, 1/10/28		2,649	1,191,925
12.50%, 1/05/22		25,811	13,293,850

			39,889,950

Colombia - 0.2%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	7,625,923
9.85%, 6/28/27		1,391,000	973,021

			8,598,944

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	63,808,000	6,739,342

Philippines - 0.1%
Philippine Government International Bond
6.25%, 1/14/36 (f)	PHP	280,000	7,317,522

		Principal Amount (000)	U.S. $ Value
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	4,348	$4,951,951

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6204
7.50%, 3/15/18	RUB	232,655	7,361,297

South Africa - 0.3%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,773,626
Series R207
7.25%, 1/15/20		120,490	12,116,417
Series R208
6.75%, 3/31/21		21,565	2,084,606

			15,974,649

Turkey - 0.5%
Turkey Government Bond
9.00%, 1/27/16	TRY	56,046	29,123,773

United States - 2.1%
U.S. Treasury Bonds
1.25%, 2/15/14 (p)	U.S.$	7,000	7,043,477
2.75%, 8/15/42		28,065	23,565,844
3.50%, 2/15/39		15,000	14,878,125
3.875%, 8/15/40		15,500	16,342,812
4.625%, 2/15/40		14,700	17,481,519
4.75%, 2/15/37 (p)		8,943	10,786,099
5.00%, 5/15/37		8,500	10,609,062
6.25%, 8/15/23		8,500	11,286,402
U.S. Treasury Notes
2.625%, 11/15/20		11,203	11,635,369

			123,628,709

Total Governments - Treasuries (cost $270,967,583)			243,586,137

EMERGING MARKETS - SOVEREIGNS - 2.8%
Argentina - 0.8%
Argentina Boden Bonds
7.00%, 10/03/15 (b)		21,871	20,083,837
Argentina Bonar Bonds
Series X 7.00%, 4/17/17 (b)		18,150	15,137,100
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	7,154	5,567,274
Series NY
2.50%, 12/31/38 (h)	U.S.$	14,680	4,844,400
8.28%, 12/31/33		1,932	1,169,093

			46,801,704

		Principal Amount (000)	U.S. $ Value
Dominican Republic - 0.3%
Dominican Republic International Bond
8.625%, 4/20/27 (a)	U.S.$	14,203	$15,871,852

El Salvador - 0.3%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		1,495	1,678,137
7.625%, 9/21/34 (a)		872	935,220
7.65%, 6/15/35 (a)		11,545	11,487,275
7.75%, 1/24/23 (a)		700	780,500

			14,881,132

Gabon - 0.1%
Gabonese Republic
8.20%, 12/12/17 (a)		3,208	3,641,080

Ghana - 0.1%
Republic of Ghana
8.50%, 10/04/17 (a)		130	142,188
8.50%, 10/04/17 (a)(b)		4,394	4,805,937

			4,948,125

Ivory Coast - 0.6%
Ivory Coast Government International Bond
7.10%, 12/31/32 (a)		43,290	38,095,200

Nigeria - 0.0%
Nigeria - Recap Linked (HSBC)
15.10%, 5/02/17 (a)	NGN	377,000	2,435,007

Serbia - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)	U.S.$	743	716,753
7.25%, 9/28/21 (a)		6,418	6,563,689

			7,280,442

Venezuela - 0.5%
Venezuela Government International Bond
7.65%, 4/21/25		38,000	28,310,000

Total Emerging Markets - Sovereigns (cost $134,404,342)			162,264,542

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Non-Agency Fixed Rate CMBS - 1.9%
Banc of America Re-REMICs Trust
Series 2009-UB1, Class A4B
5.595%, 6/24/50 (a)		3,500	3,564,960
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		2,409	2,396,448
Series 2007-T26, Class AJ
5.566%, 1/12/45		1,000	1,001,323

		Principal Amount (000)	U.S. $ Value
Commercial Mortgage Pass-Through Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	U.S.$	5,087	$5,580,759
Series 2006-C4, Class AM
5.509%, 9/15/39		5,600	5,945,834
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.798%, 6/15/38		1,840	1,846,089
DB-UBS Mortgage Trust
Series 2011-LC2A, Class D
5.444%, 7/10/44 (a)		2,500	2,364,028
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,469	3,696,086
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.63%, 4/10/38		11,756	11,824,243
Series 2011-GC5, Class C
5.308%, 8/10/44 (a)		7,937	8,216,930
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.711%, 2/12/49		10,321	11,074,340
Series 2007-LD11, Class AM
5.814%, 6/15/49		10,744	10,683,298
Series 2007-LDPX, Class AM
5.464%, 1/15/49		6,789	6,926,924
Series 2012-CBX, Class D
5.188%, 6/15/45 (a)		5,000	4,829,035
Series 2012-CBX, Class E
5.188%, 6/15/45 (a)		6,521	5,865,986
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		7,127	7,396,994
Series 2008-C1, Class AJ
6.151%, 4/15/41		762	753,029
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.52%, 6/25/43 (a)		2,000	2,115,412
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,810,981
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
4.892%, 5/10/63 (a)		2,300	2,163,472
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.38%, 12/15/44		3,000	3,000,576
Series 2006-C29, Class AJ
5.368%, 11/15/48		8,393	7,820,441

		Principal Amount (000)	U.S. $ Value
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.563%, 4/15/45 (a)	U.S.$	1,300	$1,209,408

			113,086,596

Non-Agency Floating Rate CMBS - 0.2%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (c)		6,665	7,229,937
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.491%, 6/15/22 (a)(k)		985	923,629
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.248%, 6/15/44 (a)(c)		2,576	2,563,172

			10,716,738

Total Commercial Mortgage-Backed Securities (cost $111,423,300)			123,803,334

		Shares
PREFERRED STOCKS - 1.8%
Financial Institutions - 1.7%
Banking - 0.7%
Citigroup Capital XIII
7.875% (c)		144,000	3,960,000
CoBank ACB
6.25% (a)		35,289	3,624,844
Goldman Sachs Group, Inc. (The)
5.50%		367,725	8,722,437
Royal Bank of Scotland Group PLC
6.40%		360,000	7,146,000
Santander Finance Preferred SAU
6.80%		67,000	1,699,120
US Bancorp/MN
6.50%		270,000	7,273,800
Zions Bancorporation
9.50%		196,500	5,018,610
Zions Bancorporation
Series G
6.30%		75,000	1,893,000

			39,337,811

Finance - 0.1%
Brandywine Realty Trust
Series E
6.90%		97,325	2,496,386
CapLease, Inc.
Series C
7.25%		81,000	2,045,250

Company		Shares	U.S. $ Value
Cedar Realty Trust, Inc.
Series B
7.25%		104,195	$2,615,295

			7,156,931

Insurance - 0.5%
Hartford Financial Services Group, Inc.
7.875%		170,000	4,999,700
Mt. Logan Re Ltd.
0.00% (f)		24,500	24,742,724
XLIT Ltd.
3.388% (k)		1,750	1,507,734

			31,250,158

Other Finance - 0.2%
RBS Capital Funding Trust V
Series E
5.90%		427,925	8,498,591

REITS - 0.2%
Health Care REIT, Inc.
6.50%		116,925	2,959,664
Hersha Hospitality Trust
6.875%		127,275	3,110,283
Sabra Health Care REIT, Inc.
7.125%		194,150	4,896,230
Sovereign Real Estate Investment Trust
12.00% (a)		501	654,071

			11,620,248

			97,863,739

Industrial - 0.1%
Basic - 0.0%
ArcelorMittal
6.00%		31,675	664,225

Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)		6,280	7,675,337

			8,339,562

Total Preferred Stocks (cost $101,006,431)			106,203,301

		Principal Amount (000)
QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Hungary - 0.1%
Magyar Export-Import Bank RT
5.50%, 2/12/18 (a)	U.S.$	3,291	3,242,538

Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	6,244,000

		Principal Amount (000)	U.S. $ Value
Pertamina Persero PT
6.00%, 5/03/42 (a)	U.S.$	720	$623,535
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	8,916,720

			15,784,255

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,546	1,741,183

Russia - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		17,519	18,635,836
7.75%, 5/29/18 (a)		11,479	12,913,875

			31,549,711

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		3,650	4,562,500

Ukraine - 0.1%
Financing of Infrastrucural Projects State Enterprise
7.40%, 4/20/18 (a)		2,500	2,141,249
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		2,853	2,849,434
Ukreximbank Via Biz Finance PLC
8.375%, 4/27/15 (a)		1,620	1,567,350

			6,558,033

United States - 0.1%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		4,527	5,070,240

Total Quasi-Sovereigns (cost $64,005,891)			68,508,460

EMERGING MARKETS - TREASURIES - 0.9%
Costa Rica - 0.3%
Republic of Costa Rica
10.58%, 6/22/16 (o)	CRC	4,150,000	9,220,262
11.13%, 3/28/18 (o)		2,620,500	5,993,130

			15,213,392

Dominican Republic - 0.3%
Dominican Republic
15.95%, 6/04/21 (o)	DOP	52,700	1,584,584
16.00%, 7/10/20 (o)		563,400	16,940,317

			18,524,901

		Principal Amount (000)	U.S. $ Value
Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	68,280,000	$7,289,401

Nigeria - 0.2%
Nigeria Government Bond
Series 10YR
16.39%, 1/27/22	NGN	652,500	4,591,065
Series 7
16.00%, 6/29/19		812,485	5,501,221

			10,092,286

Total Emerging Markets - Treasuries (cost $51,430,726)			51,119,980

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.8%
United States - 0.8%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	U.S.$	12,175	9,167,166
California GO
7.60%, 11/01/40		1,200	1,628,832
7.625%, 3/01/40		1,250	1,682,513
7.95%, 3/01/36		2,235	2,573,781
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		11,930	8,463,977
Illinois GO
7.35%, 7/01/35		4,120	4,555,361
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		7,175	5,736,197
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		6,825	5,494,262
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41		3,855	2,848,575
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		4,520	3,105,285

Total Local Governments - Municipal Bonds (cost $48,318,303)			45,255,949

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		356	343,540
2.375%, 5/25/16		4,218	4,028,190

			4,371,730

		Principal Amount (000)	U.S. $ Value
Russia - 0.3%
Sberbank of Russia Via SB Capital SA
5.125%, 10/29/22 (a)	U.S.$	11,313	$10,648,361
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		3,433	3,681,893

			14,330,254

Spain - 0.0%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,605,864

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	10,900	16,871,803

Total Governments - Sovereign Agencies (cost $36,756,693)			38,179,651

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Bahrain - 0.1%
Bahrain Government International Bond
6.125%, 8/01/23 (a)	U.S.$	8,585	8,585,000

Croatia - 0.2%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,751,250
6.75%, 11/05/19 (a)		3,280	3,575,856

			9,327,106

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,113,825

Nigeria - 0.1%
Nigeria - Recap Linked (Citi)
7.55%, 5/01/17 (a)	NGN	378,300	2,444,581
15.10%, 5/01/17 (a)		357,900	2,312,756

			4,757,337

Turkey - 0.0%
Turkey Government International Bond
7.375%, 2/05/25	U.S.$	1,649	1,896,350

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		7,645	8,944,650

Total Governments - Sovereign Bonds (cost $33,770,836)			35,624,268

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	1,974,401
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,597	1,279,209

		Principal Amount (000)	U.S. $ Value
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35	U.S.$	2,300	$1,986,873
Series 2006-10, Class AF3
5.985%, 6/25/36		2,139	1,183,438
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,708	2,268,433
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,055	999,627
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		2,032	1,222,724
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,895	1,321,612

			12,236,317

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
5.314%, 3/25/36 (k)		5,458	3,294,146
Series 2006-6, Class AF5
5.314%, 3/25/36 (k)		4,416	2,665,279

			5,959,425

Autos - Fixed Rate - 0.0%
Exeter Automobile Receivables Trust
Series 2013-1A, Class D
5.05%, 10/15/19 (a)		930	911,592

Total Asset-Backed Securities (cost $18,313,137)			19,107,334

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.0%
Provincia de Cordoba
12.375%, 8/17/17 (a)		4,226	3,338,540

Colombia - 0.1%
Bogota Distrito Capital
9.75%, 7/26/28 (a)	COP	6,665,000	4,484,958

Total Local Governments - Regional Bonds (cost $7,029,844)			7,823,498

SUPRANATIONALS - 0.0%
Eurasian Development Bank
7.375%, 9/29/14 (a) (cost $1,772,789)	U.S.$	1,760	1,863,946

		Shares
COMMON STOCKS - 0.0%
American Media Operations, Inc. (f)(i)		15,926	43,797
AOT Bedding Super Holdings, LLC (f)(i)		43	156,024
Gallery Media (i)(l)		202	272,700

Company	Shares	U.S. $ Value
Greektown Superholdings, Inc. (f)(i)(j)	541	$48,690
Keystone Automotive Operations, Inc. (f)(i)	41,929	456,188
Merisant Co. (f)(i)	999	94,939
Neenah Enterprises, Inc. (f)(i)(j)	49,578	322,257
New Cotai LLC (f)(i)	13	314,925
U.S. Shipping Corp. (f)(i)	27,473	0

Total Common Stocks (cost $2,646,921)		1,709,520

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
CDX NAHY-20 5 Year Index
Expiration: Sep 2013, Exercise Rate: 103.00% (j)	68,100	430,068
CDX NAHY-20 5 Year Index
Expiration: Oct 2013, Exercise Rate: 103.00% (j)	68,000	694,876

		1,124,944

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2013, Exercise Price: $ 156.00 (j)(q)	7,272	69,084
SPDR S&P 500 ETF Trust
Expiration: Sep 2013, Exercise Price: $ 147.00 (j)(q)	10,660	213,200
SPDR S&P 500 ETF Trust
Expiration: Sep 2013, Exercise Price: $ 149.00 (j)(q)	6,903	172,575

		454,859

Total Options Purchased - Puts (premiums paid $7,811,552)		1,579,803

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 3/15/17 (i)(j)(o)	1,050	0
Fairpoint Communications, Inc., expiring 1/24/18 (f)(i)(j)	6,740	0
iPayment Holdings, Inc., expiring 11/15/18 (f)(i)(j)	2,952	0
Talon Equity Co. NV, expiring 11/24/15 (f)(i)(j)	877	0

Total Warrants (cost $6)		0

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.5%
Investment Companies - 5.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (r) (cost $322,041,070)	322,041,070	$322,041,070

Total Investments - 102.7% (cost $5,812,583,920) (s)		5,983,496,724
Other assets less liabilities - (2.7)%		(159,675,770)

Net Assets - 100.0%		$5,823,820,954

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	3,094	September 2013	$681,260,125	$681,646,875	$386,750
U.S. T-Note 5 Yr (CBT) Futures	5,202	September 2013	637,813,994	631,352,122	(6,461,872)

					$(6,075,122)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	IDR	170,205,547	USD	16,517	9/06/13	$234,374
Barclays Capital, Inc.	AUD	6,315	USD	5,823	9/13/13	164,064
BNP Paribas SA	PEN	73,845	USD	26,555	8/23/13	219,153
BNP Paribas SA	AUD	252,759	USD	233,455	9/13/13	6,932,698
Brown Brothers Harriman & Co.	EUR	329,095	USD	430,624	8/07/13	(7,192,815)
Brown Brothers Harriman & Co.	GBP	186,205	USD	287,329	8/07/13	4,075,259
Brown Brothers Harriman & Co.	USD	4,829	EUR	3,712	8/07/13	108,881
Citibank	USD	3,287	EUR	2,525	8/07/13	72,598
Citibank	USD	35,945	RUB	1,191,541	8/23/13	50,646
Credit Suisse International	ZAR	155,064	USD	15,665	8/29/13	10,911
Deutsche Bank	USD	52,645	GBP	35,290	8/07/13	1,038,251
Deutsche Bank	USD	114,820	MXN	1,483,870	8/23/13	1,103,119
Goldman Sachs	EUR	11,653	USD	15,413	8/07/13	(89,933)
Goldman Sachs	USD	153	GBP	100	8/07/13	(929)
Goldman Sachs	JPY	11,415,022	USD	114,506	9/06/13	(2,102,584)
Goldman Sachs	USD	3,122	HUF	706,638	9/12/13	6,398
Royal Bank of Canada	CAD	129,793	USD	124,352	9/06/13	(1,902,379)
Royal Bank of Scotland	USD	23,496	EUR	17,892	8/07/13	306,996
Royal Bank of Scotland	COP	14,654,708	USD	7,757	8/29/13	46,562
Royal Bank of Scotland	TRY	57,463	USD	29,784	8/29/13	265,505
UBS Securities LLC	BRL	117,298	USD	51,334	8/02/13	(82,419)
UBS Securities LLC	USD	51,709	BRL	117,298	8/02/13	(292,539)
UBS Securities LLC	BRL	58,649	USD	25,933	9/04/13	415,876

						$3,387,693

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	Market Value
Put - AUD vs. USD	AUD	91.00	08/13/13	AUD	125,500	$1,383,392	$(1,764,957)
Put - AUD vs. USD		92.00	08/22/13		119,000	998,466	(2,951,434)

						$2,381,858	$(4,716,391)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX NAHY-20 5 Year Index	Bank of America, NA	Sell	1.01%	8/21/13	$137,200	$1,920,800	$(90,217)
CDX NAHY-20 5 Year Index	Barclays Bank PLC	Sell	0.96	9/18/13	106,600	447,720	(98,646)
CDX NAHY-20 5 Year Index	Barclays Bank PLC	Sell	0.96	9/18/13	106,600	453,050	(98,646)
CDX NAHY-20 5 Year Index	Deutsche Bank AG	Sell	0.99	9/18/13	137,000	335,650	(276,291)
CDX NAHY-20 5 Year Index	Deutsche Bank AG	Sell	0.99	10/16/13	137,000	616,500	(560,451)
CDX NAHY-20 5 Year Index	JPMorgan Chase Bank, NA	Sell	1.00	9/18/13	70,500	1,410,000	(187,959)
CDX NAHY-20 5 Year Index	JPMorgan Chase Bank, NA	Sell	1.00	9/18/13	70,500	1,353,600	(187,959)

						$6,537,320	$(1,500,169)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/ (Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME)	$49,410	5/01/18	0.829%	3 Month LIBOR	$1,390,152

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Broker/ (Exchange) & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(CME)
CDX NAHY-20 5 Year Index	$180,000	(5.00)%	6/20/18	$(11,062,500)	(5,640,306)	$(5,422,194)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	$650,000	10/29/14	0.41%	3 Month LIBOR	$(1,116,995)
Credit Suisse International	61,630	12/07/14	0.36%	3 Month LIBOR	3,779
Credit Suisse International	99,800	1/31/15	0.44%	3 Month LIBOR	(69,355)
Credit Suisse International	600,000	4/08/18	0.93%	3 Month LIBOR	12,567,551
Goldman Sachs Bank USA	88,500	11/05/14	0.38%	3 Month LIBOR	(42,380)
JPMorgan Chase Bank, NA	109,340	2/19/15	0.42%	3 Month LIBOR	(182,674)

					$11,159,926

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31,2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Fiat SpA,
5.625% 6/12/17, 6/20/18*	(5.00)%	4.52%	EUR	3,762	$(120,687)	$(130,792)	$10,105
Fiat SpA,
5.625% 6/12/17, 6/20/18*	(5.00)	4.52		3,030	(97,203)	(122,529)	25,326
Barclays Bank PLC:
Liz Claibone, Inc.,
5.00% 7/08/13, 12/20/13*	(5.00)	0.25		$1,090	(26,912)	6,820	(33,732)
The McClatchy Co.,
5.75% 9/01/17, 12/20/13*	(5.00)	0.93		1,090	(23,933)	12,787	(36,720)
Citibank, NA:
Venezuela Government International Bond,
9.25% 9/15/27, 3/20/16*	(5.00)	8.33		24,500	1,762,745	3,457,721	(1,694,976)
Deutsche Bank:
Ally Financial, Inc.,
7.50% 9/15/20, 6/20/17*	(5.00)	1.88		4,500	(539,643)	(177,813)	(361,830)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA:
CDX-NAHY Series 11 5 Year Index,
12/20/13*	– 0	–%	50.71	$2,791	$503,681	$493,046	$10,635
JPMorgan Chase Bank, NA:
MBIA, Inc.,
6.625% 10/01/28, 12/20/13*	(5.00)	0.75	2,180	(49,419)	71,268	(120,687)
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625% 5/15/20*	(5.00)	8.75	3,695	244,467	254,741	(10,274)
AK Steel Holding Corp.,
7.625% 5/15/20, 6/20/15*	(5.00)	7.65	5,808	288,630	170,477	118,153
AK Steel Holding Corp.,
7.625% 5/15/20, 6/20/15*	(5.00)	7.65	5,807	288,580	157,956	130,624
Cooper Tire & Rubber Co.,
7.625% 3/15/27*	(5.00)	4.41	3,241	(106,217)	(127,085)	20,868
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	4.13	EUR	2,655	(134,867)	170,505	(305,372)
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)	4.13	3,795	(192,776)	248,372	(441,148)
UBS AG:
Alcatel-Lucent USA Inc.,
6.50% 1/15/28*	(5.00)	5.81	$880	25,667	30,800	(5,133)
Sale Contracts
Bank of America, NA:
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00	2.57	4,500	280,477	(198,821)	479,298
CDX-NAHY Series 17 5 Year Index,
12/20/16*	5.00	2.61	30,240	2,463,300	(2,336,657)	4,799,957
CDX-NAHY Series 17 5 Year Index,
12/20/16*	5.00	2.61	33,600	2,737,000	(1,575,173)	4,312,173
CDX-NAIG Series 19 5 Year Index
12/20/17*	1.00	3.20	463	(42,257)	(71,824)	29,567

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 19 5 Year Index
12/20/17*	1.00%	3.20%		$925	$(84,513)	$(143,804)	$59,291
HCA, Inc.,
6.375% 1/15/15, 6/20/17*	5.00	2.22		6,000	641,970	43,621	598,349
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.46	EUR	14,486	(1,217,487)	(1,925,708)	708,221
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.46		2,897	(243,497)	(362,445)	118,948
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.46		2,897	(243,497)	(351,333)	107,836
iTraxx Europe-9 10 Year Index,
6/20/18*	3.00	4.46		2,897	(243,497)	(352,613)	109,116
Sanmina -SCI Corp.,
8.125% 3/01/16, 6/20/17*	5.00	2.41		$5,990	593,956	(264,866)	858,822
Barclays Bank PLC:
Advanced Micro Devices, Inc.,
7.75% 8/01/20, 3/20/16*	5.00	3.63		9,500	337,999	(704,152)	1,042,151
Advanced Micro Devices, Inc.,
7.75% 8/01/20, 3/20/16*	5.00	3.63		8,390	298,507	(512,120)	810,627
AK Steel Corp.,
7.625% 5/15/20, 6/20/17*	5.00	11.29		5,150	(916,895)	(503,631)	(413,264)
Alcatel-Lucent USA Inc.,
6.50% 1/15/28, 6/20/16*	5.00	3.09		5,000	265,842	182,833	83,009
Amkor Technology, Inc.,
7.375% 5/01/18, 6/20/18*	5.00	4.49		7,262	182,917	117,076	65,841
Amkor Technology, Inc.,
7.375% 5/01/18, 6/20/18*	5.00	4.49		8,098	203,975	130,554	73,421

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Cablevision Systems Corp.,
8.00% 4/15/12, 3/20/16*	5.00%	1.46%	$3,000	$276,840	$195,712	$81,128
CDX-NAHY Series 17 5 Year Index,
12/20/16*	5.00	2.61	31,680	2,580,600	(1,925,646)	4,506,246
CDX-NAIG Series 15 5 Year Index,
12/20/15*	1.00	1.13	3,000	(6,180)	(210,092)	203,912
Clear Channel Communications, Inc.,
6.875% 6/15/18, 12/20/14*	5.00	6.05	5,820	(86,395)	(398,747)	312,352
Clear Channel Communications, Inc.,
6.875% 6/15/18, 3/20/16*	5.00	9.52	3,000	(330,005)	(670,954)	340,949
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/16*	5.00	1.99	4,650	406,655	(100,351)	507,006
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/17*	5.00	2.99	4,150	314,852	(206,527)	521,379
Freescale Semiconductor Inc.,
8.05% 2/01/20, 6/20/17*	5.00	3.62	3,990	209,406	(261,798)	471,204
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*	5.00	2.37	5,000	373,920	(89,748)	463,668
Health Management Associates, Inc.,
6.125% 4/15/16, 6/20/17*	5.00	1.21	5,950	882,225	(27,775)	910,000
Levi Strauss & Co.,
8.875% 4/01/16, 3/20/16*	5.00	1.08	1,500	158,776	34,585	124,191

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International,
7.625% 1/15/17, 6/20/18*	5.00%	3.62%		$4,691	$300,565	$296,230	$4,335
NXP BV,
8.625% 10/15/13, 3/20/18*	5.00	2.43	EUR	1,750	267,387	111,629	155,758
NXP BV,
2.961% 10/15/13, 3/20/16*	5.00	1.30		$3,010	302,354	116,154	186,200
Virgin Media Finance PLC,
9.50% 8/15/16, 6/20/17*	5.00	3.04		4,000	298,942	44,600	254,342
Virgin Media Finance PLC,
9.50% 8/15/16, 6/20/17*	5.00	3.04		4,500	336,309	101,470	234,839
Citibank, NA:
CDX-NAHY Series 17 5 Year Index,
12/20/16*	5.00	2.61		36,770	2,995,216	(2,904,065)	5,899,281
CDX-NAHY Series 18 5 Year Index,
6/20/17*	5.00	2.92		7,071	562,700	(99,450)	662,150
CDX-NAHY Series 18 5 Year Index,
6/20/17*	5.00	2.92		7,072	562,779	(85,400)	648,179
CDX-NAHY Series 18 5 Year Index,
6/20/17*	5.00	2.92		10,608	844,208	(133,443)	977,651
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		5,700	(1,076)	(741,171)	740,095
MGM Resorts International,
7.625% 1/15/17, 6/20/18*	5.00	3.62		6,177	395,777	401,165	(5,388)
New Albertsons, Inc.,
8.00% 5/01/31, 9/20/14*	5.00	1.64		5,800	258,678	(629,204)	887,882
Credit Suisse International:
American Axle & Manufacturing, Inc.,
7.875% 3/01/17, 06/20/18*	5.00	3.05		9,120	828,808	176,598	652,210

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Car Rental LLC,
8.25% 1/15/19*	5.00%	3.10%	$881	$83,296	$85,243	$(1,947)
Avis Budget Car Rental LLC,
8.25% 1/15/19*	5.00	3.10	919	86,888	84,331	2,557
CDX-NAHY Series 15 5 Year Index,
12/20/15*	5.00	1.55	15,675	1,379,767	(1,026,285)	2,406,052
CDX-NAHY Series 15 5 Year Index,
12/20/15*	5.00	1.55	13,925	1,223,792	(918,026)	2,141,818
Chesapeake Energy Corp.,
6.625% 8/15/20, 12/20/17*	5.00	2.82	5,000	461,531	10,614	450,917
Goodyear Tire & Rubber Co.,
7.00% 3/15/28*	5.00	2.67	4,100	406,190	(34,814)	441,004
Goodyear Tire & Rubber Co.,
7.00% 3/15/28, 6/20/18*	5.00	3.12	11,580	1,009,681	106,577	903,104
Health Management Associates, Inc.,
6.125% 4/15/16*	5.00	1.39	2,570	404,588	142,458	262,130
Levi Strauss & Co.,
7.625% 5/15/20, 12/20/17*	5.00	2.29	5,120	595,490	(43,475)	638,965
Mediacom LLC,
9.125% 8/15/19, 12/20/17*	5.00	2.61	2,500	255,861	45,307	210,554
MGM Resorts International,
7.625% 1/15/17, 6/20/18*	5.00	3.62	2,252	144,292	152,292	(8,000)
United States Steel Corp.,
6.65% 6/01/37, 12/20/17*	5.00	5.24	3,010	(19,483)	(230,761)	211,278
Wind Acquisition Finance S.A.,
11.00% 12/01/15, 6/20/16*	5.00	3.47	7,500	334,857	235,824	99,033

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00%	3.20%		$461	$(42,087)	$(77,495)	$35,408
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00	3.20		7,835	(715,644)	(1,055,481)	339,837
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc.,
7.875% 3/01/17, 06/20/18*	5.00	3.05		6,582	598,159	92,295	505,864
CDX-NAHY Series 15 3 Year Index,
12/20/13*	5.00	6.76		26,785	(26,904)	(1,039,233)	1,012,329
CDX-NAHY Series17 5 Year Index,
12/20/16*	5.00	2.61		31,488	2,564,960	(2,513,080)	5,078,040
CDX-NAHY Series17 5 Year Index,
12/20/16*	5.00	2.61		33,600	2,737,000	(1,844,631)	4,581,631
CDX-NAIG Series 15 5 Year Index,
12/20/15*	1.00	1.13		5,600	(11,380)	(452,543)	441,163
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00	3.20		925	(84,468)	(156,287)	71,819
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00	3.20		463	(42,257)	(72,915)	30,658
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		5,700	(1,076)	(761,900)	760,824
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00	2.55		5,250	490,066	(288,617)	778,683
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	3.56	EUR	3,870	283,294	(606,068)	889,362
J.C. Penney Co. Inc.,
6.375% 10/15/36, 12/20/17*	5.00	8.55		$4,050	(464,157)	(332,308)	(131,849)
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	2.80		6,000	506,070	(498,067)	1,004,137

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00%	1.11%		$6,000	$619,719	$(166,672)	$786,391
Owens-Illinois, Inc.,
7.80% 5/15/18*	5.00	1.67		3,000	434,377	231,255	203,122
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00	4.98		1,300	8,411	(88,430)	96,841
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00	4.98		1,310	8,476	(87,808)	96,284
JPMorgan Chase Bank, NA:
CDX-NAHY Series 17 5 Year Index,
12/20/16*	5.00	2.61		33,600	2,737,000	(1,234,715)	3,971,715
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		4,613	(871)	(664,901)	664,030
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		4,613	(870)	(609,822)	608,952
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		4,613	(871)	(618,056)	617,185
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		5,676	(1,071)	(800,135)	799,064
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		6,504	(1,228)	(741,316)	740,088
iTraxx Europe 9 10 Year Index,
6/20/18*	3.00	4.46	EUR	3,285	(276,126)	(303,967)	27,841
Sabre Holdings Corp., 8.35% 3/15/16,
6/20/16*	5.00	2.02		$1,985	172,821	(124,771)	297,592
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625% 5/15/20*	5.00	11.89		2,739	(618,343)	(612,362)	(5,981)
AK Steel Holding Corp.,
7.625% 5/15/20, 3/20/16*	5.00	8.53		3,000	(229,782)	31,983	(261,765)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	ImpliedCredit Spread at July 31,2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Holding Corp.,
7.625% 5/15/20, 6/20/18*	5.00%	11.78%		$6,024	$(1,309,303)	$(1,070,102)	$(239,201)
AK Steel Holding Corp.,
7.625% 5/15/20, 6/20/18*	5.00	11.78		6,026	(1,309,738)	(1,043,209)	(266,529)
CDX-NAHY Series 17 5 Year Index,
12/20/16*	5.00	2.61		32,064	2,611,880	(2,532,394)	5,144,274
CDX-NAHY Series 18 5 Year Index,
6/20/17*	5.00	2.92		44,550	3,545,438	(1,332,971)	4,878,409
CDX-NAHY Series 18 5 Year Index,
6/20/17*	5.00	2.92		39,600	3,151,500	(1,183,420)	4,334,920
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00	3.20		463	(42,256)	(73,300)	31,044
CDX-NAIG Series 9 10 Year Index,
12/20/17*	5.00	5.15		5,470	(1,033)	(629,866)	628,833
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/18*	5.00	3.06		5,500	492,401	389,176	103,225
NXP BV,
2.961% 10/15/13*	5.00	2.16	EUR	3,720	581,719	(209,949)	791,668
UBS AG:
Levi Strauss & Co.,
8.875% 4/01/16, 6/20/17*	5.00	1.92		$6,690	793,883	(313,539)	1,107,422
SLM Corp.,
6.25% 1/25/16, 6/20/17*	5.00	2.42		2,000	197,953	(39,793)	237,746
The Goodyear Tire & Rubber Co.,
7.00% 3/15/28, 6/20/17*	5.00	2.19		2,000	214,216	(131,993)	346,209

					$43,506,382	$(36,277,139)	$79,783,521

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2013
Barclays Capital, Inc.†	1,967	USD	(5.75	)%*	– 0 –	$1,964,615
Barclays Capital, Inc.†	593	USD	(5.75	)%*	– 0 –	589,407
Barclays Capital, Inc.†	312	USD	(3.00	)%*	– 0 –	311,569
Barclays Capital, Inc.†	1,432	USD	(2.00	)%*	– 0 –	1,428,807
Barclays Capital, Inc.†	3,440	USD	(1.75	)%*	– 0 –	3,437,574
Barclays Capital, Inc.†	846	USD	(1.75	)%*	– 0 –	845,263
Barclays Capital, Inc.†	4,959	USD	(1.63	)%*	– 0 –	4,957,657
Barclays Capital, Inc.†	1,524	USD	(1.63	)%*	– 0 –	1,523,079
Barclays Capital, Inc.†	2,903	USD	(1.50	)%*	– 0 –	2,900,565
Barclays Capital, Inc.†	2,028	EUR	(1.50	)%*	– 0 –	2,697,725
Barclays Capital, Inc.†	1,409	USD	(1.50	)%*	– 0 –	1,408,758
Barclays Capital, Inc.†	558	EUR	(1.50	)%*	– 0 –	741,183
Barclays Capital, Inc.†	3,275	USD	(1.25	)%*	– 0 –	3,273,430
Barclays Capital, Inc.†	2,487	USD	(1.25	)%*	– 0 –	2,485,628
Barclays Capital, Inc.†	486	USD	(1.25	)%*	– 0 –	485,595
Barclays Capital, Inc.†	15,249	USD	(1.00	)%*	– 0 –	15,246,285
Barclays Capital, Inc.†	2,730	USD	(1.00	)%*	– 0 –	2,729,328
Barclays Capital, Inc.†	2,080	USD	(1.00	)%*	– 0 –	2,079,596
Barclays Capital, Inc.†	2,391	USD	(0.63	)%*	– 0 –	2,390,417
Barclays Capital, Inc.†	5,220	USD	(0.50	)%*	– 0 –	5,218,558
Barclays Capital, Inc.†	16,358	USD	(0.25	)%*	– 0 –	16,357,068
Barclays Capital, Inc.†	2,369	USD	(0.25	)%*	– 0 –	2,368,651
Barclays Capital, Inc.†	1,530	USD	(0.15	)%*	– 0 –	1,529,828
Barclays Capital, Inc.†	6,594	USD	(0.10	)%*	– 0 –	6,593,957
Barclays Capital, Inc.†	1,652	USD	(0.05	)%*	– 0 –	1,651,963
Credit Suisse Securities†	852	USD	(3.00	)%*	– 0 –	851,077
Credit Suisse Securities†	334	USD	(3.00	)%*	– 0 –	332,999
Credit Suisse Securities†	3,089	USD	(2.25	)%*	– 0 –	3,085,605
Credit Suisse Securities†	2,225	USD	(1.75	)%*	– 0 –	2,220,890
Credit Suisse Securities†	2,160	USD	(1.50	)%*	– 0 –	2,158,650
Credit Suisse Securities†	834	USD	(1.25	)%*	– 0 –	833,940
Credit Suisse Securities†	3,378	USD	(1.00	)%*	– 0 –	3,378,093
Credit Suisse Securities†	2,373	EUR	(0.75	)%*	– 0 –	3,156,398
Credit Suisse Securities†	5,231	EUR	(0.50	)%*	– 0 –	6,958,137
Credit Suisse Securities	2,484	USD	(0.50	)%*	8/05/13	2,482,723
Credit Suisse Securities	1,910	USD	(0.50	)%*	8/05/13	1,908,886
Credit Suisse Securities†	9,538	USD	(0.25	)%*	– 0 –	9,536,639
Credit Suisse Securities†	5,319	USD	(0.25	)%*	– 0 –	5,318,446
Credit Suisse Securities†	4,770	USD	(0.25	)%*	– 0 –	4,769,569
Credit Suisse Securities†	3,695	USD	(0.15	)%*	– 0 –	3,695,050
Credit Suisse Securities†	224	USD	(0.15	)%*	– 0 –	223,449
Credit Suisse Securities	10,634	USD	(0.15	)%*	8/01/13	10,632,494
Credit Suisse Securities†	4,186	USD	(0.05	)%*	– 0 –	4,185,550
Credit Suisse Securities†	1,088	USD	(0.05	)%*	– 0 –	1,087,477
Credit Suisse Securities†	2,979	USD	0.00%		– 0 –	2,978,625
Credit Suisse Securities†	1,259	USD	0.00%		– 0 –	1,259,375
Deutsche-Bank Securities, Inc.†	2,230	USD	(1.00	)%*	– 0 –	2,227,598
Deutsche-Bank Securities, Inc.†	2,651	USD	(0.15	)%*	– 0 –	2,650,036
Deutsche-Bank Securities, Inc.†	4,870	USD	(0.05	)%*	– 0 –	4,870,149
ING Bank Amsterdam†	2,210	USD	(6.50	)%*	– 0 –	2,204,813
ING Bank Amsterdam†	884	USD	(6.50	)%*	– 0 –	881,925
ING Bank Amsterdam†	780	USD	(2.75	)%*	– 0 –	779,101
ING Bank Amsterdam†	8,529	USD	(2.00	)%*	– 0 –	8,528,551
ING Bank Amsterdam†	846	USD	(1.38	)%*	– 0 –	845,204
ING Bank Amsterdam†	490	USD	(0.75	)%*	– 0 –	489,739
ING Bank Amsterdam†	189	USD	(0.50	)%*	– 0 –	188,635
ING Bank Amsterdam	9,960	USD	(0.25	)%*	8/01/13	9,959,447
ING Bank Amsterdam†	2,814	USD	(0.25	)%*	– 0 –	2,814,226

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2013
ING Bank Amsterdam†	918	USD	(0.25	)%*	– 0 –	$917,540
JPMorgan Chase Bank†	597	USD	(1.75	)%*	– 0 –	595,955
JPMorgan Chase Bank†	372	USD	(1.00	)%*	– 0 –	371,762
JPMorgan Chase Bank†	4,475	USD	(0.75	)%*	– 0 –	4,470,805
JPMorgan Chase Bank†	2,929	EUR	(0.50	)%*	– 0 –	3,895,942
JPMorgan Chase Bank†	3,308	USD	(0.25	)%*	– 0 –	3,307,201
JPMorgan Chase Bank†	2,952	USD	(0.25	)%*	– 0 –	2,951,815
JPMorgan Chase Bank†	2,280	EUR	(0.15	)%*	– 0 –	3,033,084
JPMorgan Chase Bank†	1,788	USD	(0.15	)%*	– 0 –	1,787,403
JPMorgan Chase Bank†	4,784	USD	0.00%		– 0 –	4,783,750
Nomura International PLC	5,157	USD	(0.50	)%*	– 0 –	5,154,600

						$223,979,859

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2013
*	Interest payment due from counterparty.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $2,298,148,172 or 39.4% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $217,905,000.
(c)	Variable rate coupon, rate shown as of July 31, 2013.
(d)	Pay-In-Kind Payments (PIK).
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Defaulted.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2013.
(i)	Fair valued by the Adviser.
(j)	Non-income producing security.
(k)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(l)	Restricted and illiquid security.
(m)	IO - Interest Only
(n)	This position or a portion of this position represents an unsettled loan purchase. At July 31, 2013, the market value and unrealized gain of these unsettled loan purchases amounted to $34,814,863 and $463,275, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(o)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.59% of net assets as of July 31, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp., expiring 3/15/17	6/20/10	$6	$0	0.00%
Dominican Republic
16.00%, 7/10/20	12/8/10	16,116,694	16,940,317	0.29%
Dominican Republic
15.95%, 6/04/21	1/11/13	1,554,961	1,584,584	0.03%
European Media Capital SA
10.00%, 2/01/15	8/18/10	536,667	520,567	0.01%
Republic of Costa Rica
10.58%, 6/22/16	1/7/13	8,684,804	9,220,262	0.16%
Republic of Costa Rica
11.13%, 3/28/18	1/7/13	5,606,598	5,993,130	0.10%

(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,184,771.
(q)	One contract relates to 100 shares.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $296,886,380 and gross unrealized depreciation of investments was $(125,973,576), resulting in net unrealized appreciation of $170,912,804.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2013, the fund’s total exposure to subprime investments was 6.60% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GO	-	General Obligation
JSFC	-	Joint Stock Financial Corporation
MBIA	-	MBIA Insurance Corporation
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN *

July 31, 2013 (unaudited)

64.7%	United States
4.1%	United Kingdom
2.7%	Brazil
1.9%	Russia
1.7%	Canada
1.6%	Luxembourg
1.2%	Germany
1.2%	France
1.1%	Netherlands
0.9%	Switzerland
0.8%	South Africa
0.8%	Argentina
0.8%	Turkey
11.1%	Other
5.4%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Australia, Austria, Bahrain, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Denmark, El Salvador, Gabon, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Mexico, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Spain, Supranational, Sweden, Trinidad & Tobago, Ukraine, United Arab Emirates, Venezuela and Virgin Islands (BVI).

AllianceBernstein High Income Fund

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$6,807,250	$3,323,442,955	$37,185,416	$3,367,435,621
Corporates - Investment Grades	– 0	–	477,944,110	– 0	–	477,944,110
Collateralized Mortgage Obligations	– 0	–	13,960,698	349,976,311	363,937,009
Bank Loans	– 0	–	– 0	–	286,901,547	286,901,547
Emerging Markets - Corporate Bonds	– 0	–	258,087,077	520,567	258,607,644
Governments - Treasuries	– 0	–	243,586,137	– 0	–	243,586,137
Emerging Markets - Sovereigns	– 0	–	159,829,535	2,435,007	162,264,542
Commercial Mortgage-Backed Securities	– 0	–	24,425,803	99,377,531	123,803,334
Preferred Stocks	67,998,591	13,461,986	24,742,724	106,203,301
Quasi-Sovereigns	– 0	–	68,508,460	– 0	–	68,508,460
Emerging Markets - Treasuries	– 0	–	10,092,286	41,027,694	51,119,980
Local Governments - Municipal Bonds	– 0	–	45,255,949	– 0	–	45,255,949
Governments - Sovereign Agencies	– 0	–	38,179,651	– 0	–	38,179,651
Governments - Sovereign Bonds	– 0	–	30,866,931	4,757,337	35,624,268
Asset-Backed Securities	– 0	–	911,592	18,195,742	19,107,334
Local Governments - Regional Bonds	– 0	–	7,823,498	– 0	–	7,823,498
Supranationals	– 0	–	1,863,946	– 0	–	1,863,946
Common Stocks	– 0	–	456,188	1,253,332	1,709,520
Options Purchased - Puts	1,124,944	454,859	– 0	–	1,579,803
Warrants	– 0	–	– 0	–	– 0	– #	– 0	–
Short-Term Investments:
Investment Companies	322,041,070	– 0	–	– 0	–	322,041,070

Total Investments in Securities	397,971,855	4,719,151,661	866,373,208	5,983,496,724
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	84,127,317	– 0	–	84,127,317
Centrally Cleared Interest Rate Swaps	– 0	–	1,390,152	– 0	–	1,390,152
Interest Rate Swaps	– 0	–	12,571,330	– 0	–	12,571,330
Futures	386,750	– 0	–	– 0	–	386,750
Forward Currency Exchange Contracts	– 0	–	15,169,796	– 0	–	15,169,796
Liabilities
Credit Default Swaps	(5,133)	(4,338,663)	– 0	–	(4,343,796)
Centrally Cleared Credit Default Swaps	– 0	–	(5,422,194)	– 0	–	(5,422,194)
Interest Rate Swaps	– 0	–	(1,411,404)	– 0	–	(1,411,404)
Futures	(6,461,872)	– 0	–	– 0	–	(6,461,872)
Forward Currency Exchange Contracts	– 0	–	(11,782,103)	– 0	–	(11,782,103)
Credit Default Swaptions Written	(836,742)	(663,427)	– 0	–	(1,500,169)
Currency Options Written	– 0	–	(4,716,391)	– 0	–	(4,716,391)

Total^	$391,054,858	$4,804,076,074	$866,373,208	$6,061,504,140

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Collateralized Mortgage Obligations		Bank Loans		Emerging Markets - Corporate Bonds
Balance as of 10/31/12	$17,693,002		$213,219,647		$128,440,221			$3,432,307
Accrued discounts/(premiums)	504,139		3,200,946		1,794,305			– 0	–
Realized gain (loss)	(2,668,754)		4,043,013		741,068			– 0	–
Change in unrealized appreciation/depreciation	4,774,279		(950,495)		3,607,800			18,790
Purchases	20,191,701		186,526,362		240,034,659			– 0	–
Sales	(3,975,738)		(51,280,105)		(87,716,506)			– 0	–
Reclassification	3,432,307		1,416,389		– 0	–		(3,432,307)
Transfers into level 3	1,389,500		– 0	–	– 0	–		501,777
Transfers out of level 3	(4,155,020)		(6,199,446)		– 0	–		– 0	–

Balance as of 7/31/13+	$37,185,416		$349,976,311		$286,901,547			$520,567

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$1,697,542		$3,530,766		$5,587,973			$18,790

	Governments - Treasuries		Emerging Markets - Sovereigns		Commercial Mortgage-Backed Securities		Preferred Stocks
Balance as of 10/31/12	$7,878,843		$ – 0	–	$123,987,744		$	– 0	–
Accrued discounts/(premiums)	– 0	–	(14,855)		759,521			– 0	–
Realized gain (loss)	– 0	–	– 0	–	8,609,104			– 0	–
Change in unrealized appreciation/depreciation	– 0	–	(71,109)		(4,805,585)			242,724
Purchases	– 0	–	– 0	–	25,678,415			24,500,000
Sales	– 0	–	– 0	–	(52,286,651)			– 0	–
Reclassification	– 0	–	– 0	–	(1,416,389)			– 0	–
Transfers into level 3	– 0	–	2,520,971		11,345,430			– 0	–
Transfers out of level 3	(7,878,843)		– 0	–	(12,494,058)			– 0	–

Balance as of 7/31/13+	$ – 0	–	$2,435,007		$99,377,531			$24,742,724

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$ – 0	–	$(71,109)		$(1,568,057)			$242,724

	Emerging Markets - Treasuries		Governments - Sovereign Bonds		Asset-Backed Securities		Supranationals
Balance as of 10/31/12	$34,268,410		$4,965,811		$30,596,312			$8,381,298
Accrued discounts/(premiums)	(170,724)		161,248		340,528			202,243
Realized gain (loss)	428,157		– 0	–	1,927,496			(650,920)
Change in unrealized appreciation/depreciation	(1,344,424)		(369,722)		(617,520)			579,774
Purchases	15,950,083		– 0	–	– 0	–		– 0	–
Sales	(8,103,808)		– 0	–	(14,051,074)			(8,512,395)
Reclassification	– 0	–	– 0	–	– 0	–		– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/13	$41,027,694		$4,757,337		$18,195,742		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$(1,415,181)		$(369,722)		$132,461		$	– 0	–

	Common Stocks		Warrants†			Short-Term Investments			Unfunded Loan Commitments
Balance as of 10/31/12	$1,408,267		$	– 0	–		$6,785,829			$(160,000)
Accrued discounts/(premiums)	– 0	–		– 0	–		(2,536)			– 0	–
Realized gain (loss)	(230,000)			3,600			(801,824)			660,000
Change in unrealized appreciation/depreciation	242,014			– 0	–		853,055			(500,000)
Purchases	314,925			– 0	–		– 0	–		– 0	–
Sales	(2,205)			(3,600)			(6,834,524)			– 0	–
Reclassification	– 0	–		– 0	–		– 0	–		– 0	–
Transfers into level 3	– 0	–		– 0	–		– 0	–		– 0	–
Transfers out of level 3	(479,669)			– 0	–		– 0	–		– 0	–

Balance as of 7/31/13+	$1,253,332		$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$13,184		$	– 0	–	$	– 0	–	$	– 0	–

	Total
Balance as of 10/31/12	$580,897,691
Accrued discounts/(premiums)	6,774,815
Realized gain (loss)	12,060,940
Change in unrealized appreciation/depreciation	1,659,581
Purchases	513,196,145
Sales	(232,766,606)
Reclassification	– 0	–
Transfers into level 3	15,757,678
Transfers out of level 3	(31,207,036)

Balance as of 7/31/13+	$866,373,208

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$7,799,371

+	There were de minimis transfers under 1% of net assets during the reporting period.
†	The Fund held securities with zero market value during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2013		Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non Investment Grade	37,185,415		Third Party Vendor	Evaluated Quotes	$1 – $105.25/$93.63
	1		Qualitative Assessment		$0.00/N/A/
Collateralized Mortgage Obligations	349,976,311		Third Party Vendor	Evaluated Quotes	$22.08 – $175.39/$80.17
Bank Loans	286,901,547		Third Party Vendor	Vendor Quotes	$87.63 – $102.92/$100.49
Emerging Markets—Corporate Bonds	520,567		Indicative Market Quotations	Broker Quote	$97/N/A
Emerging Markets—Sovereigns	2,435,007		Indicative Market Quotations	Broker Quote	$0.65/ N/A
Commercial Mortgage-Backed Securities	99,377,531		Third Party Vendor	Evaluated Quotes	$93.18 – $108.48/$101.84
Preferred Stocks	24,742,724		Indicative Market Quotations	Broker Quote	$1,009.91/N/A
Emerging Markets—Treasuries	41,027,694		Indicative Market Quotations	Broker Quote	$0.01 – $3.01/N/A
Governments—Sovereign Bonds	4,757,337		Indicative Market Quotations	Broker Quote	$0.65/N/A
Asset-Backed Securities	18,195,742		Third Party Vendor	Evaluated Quotes	$55.31 – $94.75/$73.35
Common Stocks	– 0	–	Qualitative Assessment		$0.00/N/A
	294,760		Modeling Tool		$2.75 – $3,628.47/$1,951.65
	958,572		Indicative Market Quotations	Broker Quote	$6.5 – $24,225/$8,349.58
Warrants	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 23, 2013